File No. 33-30156
                                                                       811-05850

   As filed with the Securities and Exchange Commission on January 31, 2003
     =====================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           [X] SECURITIES ACT OF 1933

                         [ ] Pre-Effective Amendment No.

                       [X] Post-Effective Amendment No. 17

                                     and/or

                        REGISTRATION STATEMENT UNDER THE
                       [X] INVESTMENT COMPANY ACT OF 1940

                              [X] Amendment No. 18

                        (Check appropriate box or boxes)

                             OneAmerica Funds, Inc.
                           (Exact Name of Registrant)

                One American Square, Indianapolis, Indiana 46282
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (317) 285-1877

     John C. Swhear, Esq., One American Square, Indianapolis, Indiana 46282
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485

_____    on (date) pursuant to paragraph (b) of Rule 485


__X__    60 days after filing pursuant to paragraph (a)(1) of Rule 485


_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(2)

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

_____ this post-effective amendment designates a new effective date for a previously filed amendment.

                                Explanatory Note

This post-effective amendment no. 17 and amendment no. 18 to the Registrant's registration statement on Form N-1A (File Nos. 33-30156 and 811-05850, respectively) (the "Registration Statement") incorporates by reference: (i) the information contained in the supplement dated October 31, 2002 to the prospectus for OneAmerica Funds, Inc. dated May 1, 2002, as filed with the Securities and Exchange Commission (the "SEC") pursuant to Rule 497 under the Securities Act of 1933 on October 25, 2002; (ii) the statement of additional information describing the OneAmerica Funds, Inc., dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on May 1, 2002; and
(iii) the prospectus for the OneAmerica Funds, Inc., dated May 1, 2002, as filed with the SEC pursuant to Rule 485(b) under the Securities Act of 1933 on May 1, 2002.

                             OneAmerica Funds, Inc.

                              Advisor Class Shares

                               One American Square
                           Indianapolis, Indiana 46282
                                 (800) 249-6269

OneAmerica Funds, Inc. (the "fund") (formerly AUL American Series Fund, Inc.) is
an  open-end   management   investment   company  consisting  of  four  separate
portfolios:

OneAmerica  Value  portfolio   (formerly  the  AUL  American  Equity  portfolio)
OneAmerica  Investment  Grade Bond  portfolio  (formerly  the AUL American  Bond portfolio)
OneAmerica Money Market  portfolio  (formerly the AUL American Money  Market portfolio)
OneAmerica Asset Director portfolio (formerly the AUL American Managed portfolio)

Each portfolio has its own investment objectives and policies, which are described later in this prospectus. This prospectus describes the Advisor Class shares of common stock of the portfolios, which are sold only to separate accounts of American United Life Insurance Company(R) (AUL) to fund investments in variable life and variable annuity contracts issued by AUL. The separate accounts of AUL buy and sell shares of the portfolios according to instructions given by owners or participants in the contracts. The rights of owners and participants are described in the contracts or the certificates for those contracts and in the prospectus for the contracts.

This prospectus should be read in conjunction with the separate account's prospectus describing the contracts. Please read both prospectuses and retain them for future reference.

Neither the SEC nor any state securities commission has approved or disapproved these securities or found that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.



                                  April 1, 2003


                                                           TABLE OF CONTENTS

Description                                                                                                                     Page


The Portfolios..................................................................................................................3-14
The Value Portfolio................................................................................................................3
The Investment Grade Bond Portfolio................................................................................................6
The Money Market Portfolio.........................................................................................................9
The Asset Director Portfolio......................................................................................................12

General Information about the Fund.............................................................................................15-16
Management of the Fund............................................................................................................15
The Investment Advisor--American United Life Insurance Company(R).................................................................15
The Portfolio Managers............................................................................................................16
The Value Portfolio...............................................................................................................16
The Investment Grade Bond Portfolio...............................................................................................16
The Asset Director Portfolio......................................................................................................16

Further Portfolio Information; Investments; Investment Strategies And Risks....................................................17-20
Investments and Investment Strategies.............................................................................................17
The Value Portfolio...............................................................................................................17
The Investment Grade Bond Portfolio...............................................................................................17
The Money Market Portfolio........................................................................................................18
The Asset Director Portfolio......................................................................................................18
General Risks.....................................................................................................................18
Market Risk.......................................................................................................................18
Interest Rate Risk................................................................................................................19
Credit Risk.......................................................................................................................19
Derivatives Risk..................................................................................................................19
Defensive Strategy................................................................................................................20

Purchase and Redemption of Advisor Class Shares................................................................................21-22
Net Asset Value...................................................................................................................21
Distribution and Servicing (12b-1) Plans..........................................................................................22

Taxation..........................................................................................................................22

Other Information.................................................................................................................23

                                                                  -5-
                                 The Portfolios

The Value Portfolio (formerly the Equity Portfolio)

The primary investment objective of the Value portfolio is long-term capital appreciation. The portfolio seeks current investment income as a secondary objective. To do this, the portfolio primarily invests in equity securities that the advisor selects based on fundamental investment research for their long-term growth prospects. The portfolio uses a value-driven approach in selecting portfolio securities.

Normally, at least 65% of the portfolio's assets will be common stocks listed on a national securities exchange or traded over-the-counter. The portfolio may invest up to 35% of its assets in other instruments and investment techniques such as American Depository Receipts, preferred stock, debentures that can be converted to common stock or that have rights to buy common stock in the future, nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements.

An investment in the portfolio entails investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's investments in common stocks and other types of equity securities. The portfolio is also subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments (if any) in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The chart and table below provide some indication of the risks of investing in the Value portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares, which are offered in a different prospectus. This is because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by the Advisor Class shares. Although Class O and the Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.

[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993:  14.8%    for 1998:   7.1%

                                    for 1994:   2.6%    for 1999:  -0.9%

                                    for 1995:  19.4%    for 2000:  17.7%

                                    for 1996:  19.2%    for 2001:  11.3%

                                    for 1997:  29.6%    for 2002:  ____%


During this period, the portfolio's highest return for any quarter was ____%, which occurred in the ____quarter of ____ and the lowest return for a quarter was ____% in the ____ quarter of ____.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") for one, five, and ten years. The S&P 500 is a market-value-weighted benchmark of common stock performance. The S&P 500 includes 500 of the largest stocks (in terms of market value) in the United States. Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.



                                                            Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                ---------------------------- ---------------------------- ----------------------------

Value Portfolio                              %                            %                            %
S&P 500                                      %                            %                            %


                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.

Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*...........................................................  ____
Total Annual Portfolio Operating Expenses*................................  ____

*For the current fiscal year, operating expenses paid by the portfolio are expected to be limited to 0.50%, and total annual portfolio operating expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Use the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year                       3 Years                   5 Years                    10 Years
$___                         $___                      $___                       $___

The Investment Grade Bond Portfolio (formerly the Bond Portfolio)

The primary investment objective of the Investment Grade Bond portfolio is to provide a high level of current income consistent with prudent investment risk. A secondary investment objective is to provide capital appreciation to the extent consistent with the primary objective. To do this, the portfolio primarily invests in investment grade corporate bonds and other debt securities. The portfolio may also buy U.S. Government securities, convertible bonds, and mortgage-backed securities.

The portfolio may invest in bonds of any maturity. The average maturity and type of bonds in the portfolio changes based on the advisor's view of market conditions and the chance for a change in the interest rates for the different types of bonds the portfolio buys.

The advisor believes that having mostly investment grade bonds in the portfolio protects investors from the risk of losing principal and interest. However, if the advisor feels that it can take advantage of higher yields offered by bonds that are not investment grade ("junk bonds"), the portfolio may invest up to 10% of its assets in such bonds. Bonds that are not investment grade have a higher risk of losing principal and interest than investment grade bonds.

An investment in the portfolio entails investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. The portfolio is also subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments in debt securities and other fixed income securities generally will change in value inversely with changes in interest rates. Longer-term bonds typically demonstrate the greatest changes in value in response to changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Investments in junk bonds are subject to credit risk to a greater degree than more highly-rated, investment grade securities.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The chart and table below provide some indication of the risks of investing in the Investment Grade Bond portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares, which are offered in a different prospectus. This is because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.

[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:
                                    for 1993: 10.7%     for 1998:  8.8%

                                    for 1994: -3.6%     for 1999: -1.1%

                                    for 1995: 17.8%     for 2000: 10.8%

                                    for 1996:  2.2%     for 2001:  7.1%

                                    for 1997:  7.9%     for 2002:  ___%


During this period, the portfolio's highest return for any quarter was __%, which occurred in the __ quarter of __ and the lowest return for a quarter was __% in the __ quarter of __.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the Lehman Brothers Aggregate Index (the "Lehman Index") for one, five, and ten years. The Lehman Index is a broad market-value-weighted benchmark of U.S. investment grade bond performance. The Lehman Index includes all investment grade U.S. bond issues (government, corporate, mortgage-backed and asset-backed) with a minimum of $100 million par value and that have at least one year remaining to maturity.

Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.


                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                ---------------------------- ---------------------------- ----------------------------
Investment Grade                             %                            %                            %
Bond Portfolio
Lehman Brothers                              %                            %                            %
Aggregate Index

                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.

Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*...........................................................  ____
Total Annual Portfolio Operating Expenses*................................  ____

*For the current fiscal year, operating expenses paid by the portfolio are expected to be limited to 0.50%, and total annual portfolio operating expenses, after fee waivers and expense reimbursements, cannot exceed 1.30%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Using the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year                       3 Years                   5 Years                    10 Years
$___                         $___                      $___                       $___

The Money Market Portfolio

The investment objective of the Money Market portfolio is to provide a high level of current income while preserving assets and maintaining liquidity and investment quality. To do this, the portfolio invests in short-term money market instruments of the highest quality that the advisor has determined present minimal credit risk. The portfolio invests only in money market instruments denominated in U.S. dollars that mature in 13 months or less from the date of purchase.

The portfolio is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. Investments in debt securities and other fixed income securities generally will change in value inversely with changes in interest rates. However, fixed income securities with shorter terms to maturity, like those in which the portfolio invests, typically demonstrate smaller changes in value in response to changes in interest rates than do longer-term securities. Also, an investment by the portfolio in money market instruments will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. However, the portfolio invests only in high-quality instruments that the advisor has determined present minimal credit risk.

An investment in this portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the portfolio seeks to preserve the value of its investment at $1 per share, it is possible to lose money by investing in the portfolio.

The chart and table below provide some indication of the risks of investing in the Money Market portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to a broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares, which are offered in a different prospectus. This is because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.

[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993:   2.3%    for 1998:   4.9%

                                    for 1994:   3.4%    for 1999:   4.6%

                                    for 1995:   5.1%    for 2000:   5.8%

                                    for 1996:   4.6%    for 2001:   3.5%

                                    for 1997:   4.9%    for 2002:   ___%


During this period, the portfolio's highest return for any quarter was ___%, which occurred in the ___ quarter of ___ and the lowest return for a quarter was ___% in the ___ quarter of ___.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the return on 90 Day Treasury Bills for one, five, and ten years.

                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                ---------------------------- ---------------------------- ----------------------------
Money Market Portfolio                       %                            %                            %
90 Day Treasury Bills                        %                            %                            %

For the seven day period ended December 31, 2002, the current yield for the portfolio was ___% and the effective yield was ___%.

                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.

Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.40%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*...........................................................  ____
Total Annual Portfolio Operating Expenses*................................  ____

*For the current fiscal year, operating expenses paid by the portfolio are expected to be limited to __%, and total annual portfolio operating expenses, after fee waivers and expense reimbursements, are estimated to be __%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Using the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year                       3 Years                   5 Years                    10 Years
$___                         $___                      $___                       $___

The Asset Director Portfolio (formerly the Managed Portfolio)

The investment objective of the Asset Director portfolio is to provide a high total return consistent with prudent investment risk. The investments of the portfolio are not limited to one type of investment and it purchases publicly traded common stocks, debt securities, and money market instruments. The makeup of the portfolio changes, based on the advisor's evaluation of economic and market trends and the expected total return from a particular type of security. Therefore, up to 100% of the portfolio may be invested in any one type of investment such as common stocks, debt securities, or money market instruments.

Because of the portfolio's flexible investment policy, portfolio turnover may be greater than for a portfolio that does not allocate assets among various types of securities, which may increase the portfolio's expenses.

The portfolio can invest up to 10% of its assets in debt securities that are rated below investment grade ("junk bonds"). The portfolio also may buy high quality money market instruments.

An investment in the portfolio entails investment risk, including possible loss of the principal amount invested. The portfolio is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be particularly acute for the portfolio's investments in common stocks and other types of equity securities. The portfolio also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of its investments. In particular, the portfolio's investments in fixed income securities generally will change in value inversely with changes in interest rates. Longer-term bonds typically demonstrate the greatest change in value in response to changes in interest rates. Also, an investment by the portfolio in fixed income securities generally will expose the portfolio to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Investments in junk bonds are subject to credit risk to a greater degree than more highly-rated, investment grade securities.

An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The chart and table below provide some indication of the risks of investing in the Asset Director portfolio by showing changes in its performance from year to year and by comparing its average annual returns for one, five, and ten years to two broad measure of market performance. The chart and the information below it show performance of the fund's Class O shares, which are offered in a different prospectus. This is because the fund did not offer Advisor Class shares during the periods shown. Performance information shown in the Average Annual Total Returns table for Advisor Class shares shows performance for the fund's Class O shares, adjusted to reflect distribution and/or service (12b-1) fees and other expenses paid by Advisor Class shares. Although Class O and Advisor Class shares would have similar annual returns (because all the fund's shares represent interests in the same portfolio of securities), Advisor Class performance would be lower than Class O performance because of the lower expenses paid by Class O shares. The information does not reflect charges and fees associated with a separate account that invests in the portfolio or any insurance contract for which the portfolio is an investment option. These charges and fees will reduce returns. How the portfolio has performed in the past is not an indication of its future performance.

[Bar chart inserted with returns printed above each year's column.]

Numbers to be inserted are:         for 1993: 13.0%     for 1998:  8.3%

                                    for 1994: -0.9%     for 1999: -0.8%

                                    for 1995: 19.1%     for 2000: 15.7%

                                    for 1996: 11.8%     for 2001: 10.6%

                                    for 1997: 21.0%     for 2002:  ___%


During this period, the portfolio's highest return for any quarter was ___%, which occurred in the ___ quarter of ___ and the lowest return for a quarter was ___% in the ___quarter of ___.

The following table demonstrates the average annual total return of the portfolio as of December 31, 2002, compared to the S&P 500 and the Lehman Aggregate Index for one, five, and ten years. Investors cannot directly invest in an index and unlike the portfolio, an index is unmanaged and does not incur transaction or other expenses.


                                                   Average Annual Total Returns for:

                                         One Year                    Five Years                    Ten Years
                                ---------------------------- ---------------------------- ----------------------------
Asset Director Portfolio                     %                            %                            %
S&P 500                                      %                            %                            %
Lehman Aggregate Index                       %                            %                            %

                               Portfolio Expenses

The following expense table indicates the expenses that an investor will incur as a shareholder of the portfolio during the current fiscal year. These expenses are reflected in the share price of the portfolio. The table does not reflect separate account or insurance contract fees and charges.

Annual Portfolio Operating Expenses
(expenses that are deducted from fund assets)

Management Fees........................................................... 0.50%
Distribution and/or Service (12b-1) Fees.................................. 0.30%
Other Expenses*...........................................................  ____
Total Annual Portfolio Operating Expenses*................................  ____

*For the current fiscal year, operating expenses paid by the portfolio are expected to be limited to __%, and total annual portfolio operating expenses, after fee waivers and expense reimbursements, are estimated to be __%. Any fee waiver or expense reimbursement arrangement is voluntary and may be discontinued at any time.

Expense Example

Using the following table to compare fees and expenses of the portfolio to other investment companies. It illustrates the amount of fees and expenses an investor would pay assuming (1) a $10,000 investment, (2) 5% annual return, (3) redemption at the end of each time period, and (4) no changes in the portfolio's total operating expenses. It does not reflect separate account or insurance contract fees and charges. An investor's actual costs may be different.

1 Year                       3 Years                   5 Years                    10 Years
$___                         $___                      $___                       $___

                       General Information about the Fund

Management of the Fund

The business and affairs of the fund are managed under the direction of its Board of Directors according to laws of the State of Maryland and the fund's Articles of Incorporation and Bylaws. Information about the directors and the fund's executive officers may be found in the statement of additional information (SAI) under the heading "Management of the Fund."

The Investment Advisor--American United Life Insurance Company(R)

AUL, located at One American Square, Indianapolis, Indiana 46282, is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, the insurance company issued voting stock to a newly-formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, the MHC must always hold at least 51% of the voting stock of the Stock Holding Company, which in turn owns 100% of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock or debt securities of the Stock Holding Company at this time.

AUL conducts a conventional life insurance, and annuity business. At December 31, 2002, AUL had assets of $______ and had equity of $________.

Subject to overall supervision of the Board of Directors, the advisor exercises overall responsibility for the investment and reinvestment of the fund's assets. In so doing, the advisor manages the day-to-day investment operations and the composition of each investment portfolio. These duties include the purchase, retention, and disposition of the securities and cash in accordance with the portfolios' investment objectives and policies as stated in the fund's current prospectus.

Under the Investment Advisory agreement, the advisor is compensated for its services by a monthly fee based on an annual percentage of the average daily net assets of each portfolio. The annual fees paid by the fund to AUL (by portfolio) are: [Please confirm.]

Value portfolio:                                              .50%
Investment Grade Bond portfolio:                              .50%
Asset Director portfolio:                                     .50%
Money Market portfolio:                                       .40%

From the fees paid to AUL by the fund, AUL would pay any sub-advisor(s) for their services. As of the date of this prospectus, there are no sub-advisors for any of the portfolios.

The Portfolio Managers

The Value Portfolio

The day-to-day management of the Value portfolio is the responsibility of Kathryn Hudspeth, CFA, Vice President, Equities. Ms. Hudspeth has been the portfolio manager of the Value portfolio since its inception and has been with AUL since 1989. Previously, Ms. Hudspeth has held positions with AUL which include Assistant Vice President, Equities; Equity Portfolio Manager, and Director of Equity Investments. Before coming to AUL, she was employed by Bank One, Indianapolis, as a Vice President and Trust Officer in the Personal Trust Division.

The Investment Grade Bond Portfolio

The day-to-day management of the Investment Grade Bond portfolio is the responsibility of Kent Adams, CFA, Vice President, Fixed Income Securities. Mr. Adams has been the portfolio manager of the Investment Grade Bond portfolio since its inception and has been with AUL since 1977. Previously, Mr. Adams has held positions with AUL which include Assistant Vice President, Investment Officer, Securities, and Senior Securities Analyst.

The Asset Director Portfolio

The day-to-day management of the Asset Director portfolio is the joint responsibility of Kathryn Hudspeth, Vice President, Equities, and Kent Adams, Vice President, Fixed Income Securities, AUL.

   Further Portfolio Information; Investments; Investment Strategies and Risks

Investments and Investment Strategies

Many of the investment strategies and techniques described in this prospectus are discretionary, and portfolio managers can decide whether or not to use them at any particular time. Other techniques, strategies and investments may be made that are not part of a portfolio's principal investment strategy or strategies. The investment objectives of a portfolio may not be changed without the approval of the shareholders. However, a portfolio's investment policies may be changed by the fund's Board of Directors. All of the portfolios are diversified and will not concentrate their securities purchases in a particular industry or group of industries.

The Value Portfolio

The Value portfolio invests primarily in equity securities selected on the basis of fundamental investment research for their long-term growth prospects. Using a bottom-up approach, the portfolio concentrates on companies which appear undervalued compared to the market and their own historic valuation levels. Both quantitative and qualitative tools are utilized focusing on a "value" based equity strategy.

Important valuation criteria include price to sales, price to cash flow, price to adjusted earnings, profitability, and growth potential. The portfolio also focuses on high quality companies that have been able to produce profits for shareholders over the long term. Other important considerations include management ability, insider ownership and industry position.

In addition to extensive fundamental analysis, the advisor also uses technical analysis. Its purpose is not to make investment decisions, but rather to assist in the timing of trading decisions.

When the advisor believes that financial, economic, or market conditions require a defensive strategy, the portfolio may buy more nonconvertible debt securities, U.S. Government securities, commercial paper and other money market instruments, repurchase agreements and reverse repurchase agreements. The portfolio may also buy and sell options on securities and securities indices, although it will do so only for purposes of trying to generate current income or to hedge portfolio risks, and not for speculative purposes.

The Investment Grade Bond Portfolio

The Investment Grade Bond portfolio may also invest in money market instruments and repurchase and reverse repurchase agreements. Additionally, the portfolio may invest in dollar-denominated foreign securities including corporate bonds or other debt securities that satisfy the portfolio's standards for quality.

The Money Market Portfolio

The advisor determines whether a money market instrument has the required minimal credit risk under procedures adopted by the fund's Board of Directors. An instrument is of the highest quality when:

     *it is a U.S. Government security;

     *it is a security issued by a registered investment company that is a money market fund;

     *it (or a similar short-term obligation from the same issuer) is rated in the highest rating category by two nationally recognized statistical rating organizations, or if rated by only one such organization, if the Board ratifies or approves the purchse; or

     *it is not rated, but the advisor has determined the security to be of comparable quality and the purchase is approved or ratified by the Board.

If the rating of an instrument bought by the portfolio is lowered, the advisor will follow procedures approved by the Board of Directors to determine if the security still presents minimal credit risk. If it does not, it will be sold. Examples of money market instruments that may be bought by the portfolio include: U.S. Government securities, other money market funds, repurchase agreements that mature in seven days or less with Federal Reserve System banks or with dealers in U.S. Government securities, reverse repurchase agreements, certificates of deposit and other obligations of banks or depositories, debt securities, commercial paper, and variable amount floating rate notes and master notes.

The Asset Director Portfolio

In pursuing its investment objective, the portfolio may engage in the writing of covered call and secured put options on equity and debt securities, and may purchase call options on debt securities. The portfolio may enter into repurchase agreements and reverse repurchase agreements.

General Risks

Each portfolio is, of course, subject to the general risk that its investment objective or objectives will not be achieved, or that a portfolio manager will make investment decisions or use strategies that do not accomplish their intended goals. In addition, the portfolios' investment strategies may subject them to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. Portfolios that may invest primarily in equities, such as the Value and Asset Director portfolios may be particularly subject to the potential risks (and rewards) and volatility of investing in equities.

Interest Rate Risk

Each portfolio may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks or other equity securities in which the portfolios invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The portfolios' investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the portfolios invest. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of a portfolio's shares if it invests in the company's securities.

The portfolios, except for the Money Market portfolio, may invest in lower rated debt obligations, and the Investment Grade Bond and Asset Director portfolios may invest in fixed income securities that are not "investment grade," which are commonly referred to as "junk bonds." To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent a portfolio from selling a security at the time and price that would be most beneficial to the portfolio.

The advisor attempts to reduce the credit risk associated with lower rated securities through diversification of portfolio investments, credit analysis of issuers in which the portfolios invest, and monitoring broad economic trends and corporate and legislative developments. However, there is no assurance that it will successfully or completely reduce credit risk.

Derivatives Risk

The Value, Investment Grade Bond and Asset Director portfolios' use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of a portfolio if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A portfolio could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a portfolio will be able to engage in these transactions to reduce exposure to other risks.

Defensive Strategy

If the advisor believes that economic or other market conditions, such as excessive volatility or sharp market declines, require taking a defensive position to preserve or maintain the assets of a portfolio, then a portfolio may purchase securities of a different type or types than it ordinarily would purchase, even if such purchases are contrary to the investment objective or objectives of a portfolio. Taking such a defensive position could prevent a portfolio from attaining its investment objectives, or cause it to miss out on some or all of an upswing in the securities market.

Please see the Statement of Additional Information for more detailed information about the portfolios, their investment strategies, and their risks.

                 Purchase and Redemption of Advisor Class Shares

As of the date of this prospectus, shares of the fund are offered only for purchase by one or more separate accounts of AUL to serve as an investment medium for the contracts issued by AUL. Shares of each portfolio may be offered in the future to separate accounts of other affiliated or unaffiliated insurance companies to serve as the underlying investments for variable life and annuity contracts. Owners of the contracts do not deal directly with the fund with respect to acquisition, redemption, or transfer of shares, and should refer to the contract (or certificate), or, if applicable, the prospectus for the separate account for information on allocation of premiums and on transfers of account value.

Shares of a portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of each portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. The separate accounts invest in shares of the fund in accordance with allocation instructions received from owners and participants of the contracts offered by AUL. Each portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of Advisor Class shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account. Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The right of redemption may be suspended by the fund (1) when the New York Stock Exchange (the "NYSE") is closed (other than customary weekend and holiday closings) or for any period during which trading is restricted; (2) because an emergency exists, as determined by the SEC, making disposal of portfolio securities or valuation of new assets not reasonably practicable; and (3) whenever the SEC has by order permitted such suspension or postponement for the protection of shareholders.

Net Asset Value

The net asset value per share of each portfolio's Advisor Class shares is determined by dividing the value of each portfolio's net assets attributable to Advisor Class shares by the number of its Advisor Class shares outstanding. That determination is made once each business day, Monday through Friday, on which the NYSE is open for trading as of the close of the NYSE (normally, 4 p.m., Eastern Standard Time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving and either the day before or after Christmas and/or Independence Day. The value of the assets of each portfolio other than the Money Market portfolio is based on their market prices, with special provisions for assets not having readily available market quotations.

The net asset value per share of each portfolio's Advisor Class shares, except the Money Market portfolio, will fluctuate in response to changes in market conditions and other factors. The Money Market portfolio will attempt to maintain a constant net asset value per share of $1.00, which will not fluctuate in response to changes in market conditions, although there can be no assurance that this will be achieved. The Money Market portfolio attempts to maintain a constant net asset value per share by using the amortized cost method of valuation for its portfolio securities. This involves valuing a security at cost on the purchase date and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity. See the SAI for a description of certain conditions and procedures followed by the portfolios in connection with amortized cost valuation.

Distribution and Servicing (12b-1) Plans

The fund may pay annual fees of up to .30% of each portfolio's average daily net assets attributable to Advisor Class shares as compensation or reimbursement for a variety of services and expenses in connection with the marketing, sale and distribution of Advisor Class shares ("distribution fees") and in connection with personal services rendered to investors ("servicing fees"). These payments are made pursuant to Distribution and Servicing (12b-1) Plans adopted by the fund with respect to the Advisor Class shares of each portfolio.

Because these fees are paid out of a portfolio's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

                                    Taxation

Each portfolio intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the portfolio will not be liable for federal income tax on income it distributes.

Each portfolio intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. Because interests in the portfolios will be held by insurance company separate accounts, each portfolio will be required to diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a portfolio fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the portfolio at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the portfolio will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

                                Other Information

The Advisor Class shares of the portfolios do not have a full calendar year of performance. Thus, no financial highlight information is included for the portfolios.

We have not authorized anyone to provide you with information that is different from the information in this prospectus. You should only rely on the information in this prospectus or in other information provided to you by us. This prospectus is not an offering by the fund in any jurisdiction in which such offering may not be lawfully made.

There is a statement of additional information that has more information about the fund. It is incorporated by reference and is legally considered a part of this prospectus. The fund also files annual and semi-annual reports with the SEC. These reports provide more information about the portfolios' investments. The annual report also discusses market conditions and investment strategies that significantly affected the portfolios' performance in 2002.

You may request a free copy of the statement of additional information or a copy of the annual or semi-annual reports by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. If you have other questions, call or write us.

Information about the fund can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., which may be contacted at 1-202-942-8090. Reports and other information are also available on the SEC's Internet site at http://www.sec.gov. Copies of this information can be ordered by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mailing your request to public.info@sec.gov. The SEC will charge a duplicating fee for those services. Please reference the fund's Investment Company Act file number in your correspondence.

The portfolios are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.


                                   PROSPECTUS
                              Dated: April 1, 2003

                       Statement of Additional Information

                             OneAmerica Funds, Inc.

                              Advisor Class Shares

                                  April 1, 2003

This is a statement of additional information (SAI) and not a prospectus. It contains more detailed information about the fund than the prospectus. You may request a free copy of the prospectus by writing to us at One American Square, Indianapolis, Indiana 46282 or by calling us at (800) 249-6269. The date of the current prospectus is April 1, 2003.

The financial statements and accompanying notes in the annual report of the fund for the year ended December 31, 2002 are incorporated by reference in the SAI. A free copy of the annual report may be obtained by writing or calling the fund at the address or telephone number given above.

A table of contents for this SAI is found below.

                                TABLE OF CONTENTS
Description                                                                 Page

INTRODUCTION...................................................................3
   The Fund....................................................................3
General Description Of Securities And Investment Techniques....................3
   U.S. Government Securities..................................................3
   Corporate Bonds And Debt Securities Generally...............................4
   Mortgage-Related Securities.................................................6
     GNMA Certificates.........................................................6
     FNMA and FHLMC Obligations................................................7
     Collateralized Mortgage Obligations (CMOs)................................7
     Other Mortgage-Backed Securities..........................................8
     Risks of Mortgage-Related Securities......................................9
   Repurchase Agreements.......................................................9
   Reverse Repurchase Agreements..............................................10
   BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS..........................11
   Options....................................................................11
     Risks Associated with Options............................................13
Futures Contracts.............................................................13
     Limitations..............................................................14
     Risks Associated with Futures............................................15
   Other Investment Companies.................................................16
   Zero Coupon And Step Coupon Securities.....................................16
   Illiquid And Restricted Securities.........................................17
   Lending Of Portfolio Securities............................................17
Investment Restrictions.......................................................17
Management of the Fund........................................................19
   Compensation of Directors..................................................22
   The Investment Advisor.....................................................23
   Rule 12b-1 Plan............................................................24
Fund Expenses.................................................................25
   General Expenses of the Fund...............................................25
PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................27
   Brokerage and Research Services............................................27
   Portfolio Turnover.........................................................28
Performance Information.......................................................28
Taxation......................................................................30
   Federal Income Tax Status..................................................30
Shareholder Information.......................................................31
   Description of Fund Shares.................................................31
   Voting Rights..............................................................31
   Net Asset Value of the Fund's Shares.......................................32
   Purchases and Redemptions..................................................32
   Custodian, Transfer Agent, and Dividend Disbursing Agent...................33
   Legal Counsel..............................................................33
   Code of Ethics.............................................................33
Financial Statements..........................................................33
APPENDIX I....................................................................35

                                  INTRODUCTION

This SAI is designed to provide a more detailed discussion of certain securities and investment techniques which are described in the prospectus. This information is intended only for investors who have read the prospectus and are interested in a more detailed explanation of certain aspects of the fund's securities and investment techniques. Captions and defined terms in this SAI generally correspond to like captions and terms in the prospectus.

                                    The Fund

OneAmerica Funds, Inc. (the "fund" and formerly the AUL American Series Fund, Inc.) is an open-end management investment company, commonly referred to as a mutual fund. It's four diversified portfolios are the:

OneAmerica Value portfolio (formerly the AUL American Equity portfolio) OneAmerica Investment Grade Bond portfolio (formerly the AUL American Bond portfolio)
OneAmerica Money Market portfolio (formerly the AUL American Money Market portfolio)
OneAmerica Asset Director portfolio (formerly the AUL American Managed portfolio)

Each portfolio has its own investment objectives, which are described in the prospectus.

The fund was incorporated under the laws of Maryland on July 26, 1989, and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company.

The fund issues Class O shares and Advisor Class shares of common stock relating to separate investment portfolios (portfolios). Class O shares are offered through the "Class O Prospectus" dated May 1, 2002. Advisor Class shares are offered through the "Advisor Class Prospectus" dated April 1, 2003, and are described herein. More portfolios or classes may be added in the future. An interest in the fund is limited to the assets of the particular portfolio in which shares are held. Shareholders of each portfolio are entitled to a pro rata share of all dividends and distributions paid by the portfolio.

           GENERAL DESCRIPTION OF SECURITIES AND INVESTMENT TECHNIQUES

U.S. GOVERNMENT SECURITIES

All of the portfolios may invest in U.S. Government securities. U.S. Government securities are obligations of, or obligations guaranteed by, the U.S. Government, its agencies or instrumentalities. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates). Direct obligations of the U.S. Government include a variety of Treasury securities which differ with respect to coupons, maturities, and dates of issue. Treasury bills have a maturity of one year or less. Treasury notes have maturities of one to 10 years, and Treasury bonds generally have a maturity of greater than 10 years. Securities guaranteed by the U.S. Government include federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association ("GNMA") certificates and Federal Housing Administration debentures). The payment of principal and interest of these securities is unconditionally guaranteed by the U.S. Government. They are thus of the highest credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates but, if held to maturity, the United States is directly obligated or guarantees to pay them in full.

Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor obligations guaranteed by, the U.S. Treasury. However, they involve federal sponsorship in one way or another: some are supported by the issuer's right to borrow from the U.S. Government; others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal National Mortgage Association ("FNMA"), Federal Home Loan Banks, Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Farmers Financing Bank, Farmers Home Administration, Farm Credit Banks, and the Tennessee Valley Authority.

CORPORATE BONDS AND DEBT SECURITIES GENERALLY

The Investment Grade Bond, Money Market, and Asset Director portfolios may invest in U.S. dollar or foreign currency-denominated corporate bonds or debt securities of domestic or foreign issuers, which may include, without limit, debentures, notes and other similar corporate debt instruments, including convertible securities. Debt securities may be acquired with warrants attached. Corporate income-producing securities also may include forms of preferred or preference stock. These instruments must meet the minimum ratings criteria set forth for the portfolio, or, if unrated, be deemed to be comparable in quality to corporate debt securities in which the portfolio may invest. The rate of return or return of principal on some debt obligations may be linked or indexed to the level of exchange rates between the U.S. dollar and a foreign currency or currencies.

The investment return on a debt security reflects interest earnings and changes in the market value of the security. The market value of each portfolio's securities may be affected by, among other things, changes in interest rates, and the price of debt obligations will generally rise and fall inversely with interest rates. Longer-term debt obligations will normally have greater price volatility than shorter term obligations.

A debt security also presents the risk that the issuer of the security may not be able to meet its obligations on interest or principal payments at the time called for by the instrument. Bonds rated BBB or Baa, which are considered medium-grade category bonds, do not have economic characteristics that provide the same degree of security with respect to payment of principal and interest associated with higher rated bonds, and generally have some speculative characteristics. A bond will be placed in this rating category where interest payments and principal security appear adequate for the present, but economic characteristics that provide longer-term protection may be lacking. Any bond, and particularly those rated BBB or Baa, may be susceptible to changing conditions, particularly to economic downturns, which could lead to a weakened capacity to pay interest and principal. In the event that ratings decline after the portfolio's investment in debt securities, the advisor will consider all such factors as it deems relevant to the advisability of retaining such securities. See Appendix I below for further information concerning bond ratings.

Among the corporate debt securities in which the portfolios may invest are convertible securities. A convertible debt security is a bond, debenture, note, or other security that entitles the holder to acquire common stock or other equity securities of the same or a different issuer. A convertible security generally entitles the holder to receive interest paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities have characteristics similar to non-convertible debt securities. Convertible securities rank senior to common stock in a corporation's capital structure and, therefore, generally entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

A convertible security may be subject to redemption at the option of the issuer at a predetermined price. If a convertible security held by a portfolio is called for redemption, the portfolio would be required to permit the issuer to redeem the security and convert it to underlying common stock, or would sell the convertible security to a third party. A portfolio generally would invest in convertible securities for their favorable price characteristics and total return potential.

Certain portfolios may invest in or acquire warrants to purchase equity or fixed income securities. Bonds with warrants attached to purchase equity securities have many characteristics of convertible bonds and their prices may, to some degree, reflect the performance of the underlying stock. Bonds also may be issued with warrants attached to purchase additional fixed income securities at the same coupon rate. A decline in interest rates would permit a portfolio to buy additional bonds at the favorable rate or to sell the warrants at a profit. If interest rates rise, the warrants would generally expire with no value.

Securities rated in categories Baa and BBB are the lowest which are considered "investment grade" obligations. Moody's Investors Service, Inc. ("Moody's") describes securities rated Baa as "medium-grade" obligations; they are "neither highly protected nor poorly secured . . . [i]nterest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well." Standard & Poor's Ratings Group ("S&P") describes securities rated BBB as "regarded as having an adequate capacity to pay interest and repay principal . . . [w]hereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal . .. .than in higher rated categories."

The Investment Grade Bond portfolio may invest up to 10% of its assets, measured at the time of investment, and the Asset Director portfolio may invest up to 10% of its assets, measured at the time of investment, in securities rated below investment grade. These securities are described as "speculative" by Fitch, Moody's and S&P. Investment in lower rated corporate debt securities ("high yield securities" or "junk bonds") generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer's continuing ability to meet principal and interest payments. Analysis of the creditworthiness of issuers of debt securities that are high yield may be more complex than for issuers of higher quality debt securities. Debt securities rated lower than investment grade by either S&P or Moody's, but not the other, are not considered to be high yield securities for purposes of the portfolios' limits on investments in high yield securities.

High yield securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of high yield securities have been found to be less sensitive to interest-rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield security prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, the portfolios investing in such securities may incur additional expenses to seek recovery. In the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes, and therefore, tend to be more volatile than securities which pay interest periodically and in cash.

The secondary market on which high yield securities are traded may be less liquid than the market for higher grade securities. Less liquidity in the secondary trading market could adversely affect the price at which the portfolios could sell a high yield security, and could adversely affect the daily net asset value of the shares. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities, especially in a thinly-traded market. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method of evaluating high yield securities can involve certain risks, as credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield securities. Also, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events since the security was last rated. Accordingly, analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of higher quality debt securities, and the ability of a portfolio to achieve its investment objective may, to the extent of its investments in high yield securities, be more dependent upon such creditworthiness analysis than would be the case if the portfolio were investing in higher quality securities.

Mortgage-Related Securities

The Investment Grade Bond and the Asset Director portfolios, may invest in GNMA certificates, FNMA and Federal Home Loan Mortgage Corporation ("FHLMC") mortgage-backed obligations, and privately issued mortgage-backed securities. Mortgage-related securities are interests in pools of mortgage loans made to residential home buyers, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks, and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental and government-related organizations.

GNMA Certificates

GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. Government. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks, and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages.

Interests in pools of mortgage loans differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a periodic payment which consists of both interest and principal payments. In effect, these payments are a 'pass-through'- of the periodic payments made by the individual borrowers on the residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the refinancing, foreclosure or sale of the underlying residential property, net of fees or costs which may be incurred. Mortgage-related securities issued by GNMA are described as "modified pass-through" securities. These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates, regardless of whether or not the mortgagor actually makes the payment. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The Custodian's policies for crediting missed payments, while errant receipts are tracked down, may vary.

Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Early repayments of principal on the underlying mortgages may expose a portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates.

FNMA and FHLMC Obligations

FNMA, a federally-chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. Government. FNMA is a government sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally-chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers.

FHLMC, a corporate instrumentality of the United States, was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the 12 Federal Home Loan Banks. FHLMC issues Participation Certificates ("PCs") which represent interests in a pool of conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal and maintains reserves to protect holders against losses due to default, but PCs are not backed by the full faith and credit of the U.S. Government. As is the case with GNMA certificates, the actual maturity of and realized yield on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

Collateralized Mortgage Obligations (CMOs)

A CMO is a hybrid between a mortgage-backed bond and a mortgage pass through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semi-annually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying investors, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

In a typical CMO transaction, a corporation ("issuer") issues multiple portfolios (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The portfolio A, B, and C Bonds all bear current interest. Interest on the portfolio Z Bond is accrued and added to the principal; a like amount is paid as principal on the portfolio A, B, or C Bond currently being paid off. When the portfolio A, B, and C Bonds are paid in full, interest and principal on the portfolio Z Bond begin to be paid currently. With some CMOs, the issuer acts as a conduit to allow loan originators (usually builders or savings and loan associations) to borrow against their loan portfolios.

Certain classes of CMOs pay the holders only the interest paid on the underlying mortgages or mortgage pass-through securities ("interest-only class"). Other classes pay the holders only the principal paid on the underlying mortgages or mortgage pass-through securities ("principal-only class"). Interest-only and principal-only classes of CMOs purchased by a portfolio are currently considered to be illiquid securities subject to the limitations on investment in illiquid securities. See "Investment Restrictions" in this SAI.

Other Mortgage-Backed Securities

Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. In addition, such issuers may be the originators and/or servicers of underlying mortgage loans as well as the guarantors of the mortgage-backed securities. Payments are passed through to the holders, although not necessarily on a pro rata basis, on the same schedule as they are received. Mortgage-backed bonds are general obligations of the issuer fully collateralized directly or indirectly by a pool of mortgages. The mortgages serve as collateral for the issuers payment obligations on the bonds, but interest and principal payments on the mortgages are not passed through either directly (as with GNMA certificates and FNMA and FHLMC pass-through securities) or on a modified basis (as with CMOs). Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO but not that of a mortgage-backed bond (although, like many bonds, mortgage-backed bonds can provide that they are callable by the issuer prior to maturity). Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools, because there are no direct or indirect government or agency guarantees of payments in the former pools. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance, and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers, and the mortgage poolers. Such insurance, guarantees, and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-backed security meets a portfolio's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

All portfolios that may buy mortgage-backed securities may purchase such securities without insurance or guarantees, if the advisor determines that the securities meet a portfolio's quality standards. Although the market for such securities is becoming increasingly liquid, securities by certain private organizations may not be readily marketable. It is expected that governmental, government-related, or private entities may create mortgage loan pools and other mortgage-backed securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. As new types of mortgage-backed securities are developed and offered to investors, the advisor will, consistent with a portfolio's investment objectives, policies, and quality standards, consider making investments in such new types of mortgage-backed securities.

Risks of Mortgage-Related Securities

For many types of mortgage-related securities, early repayment of principal arising from prepayments of principal on the underlying mortgage loans due to the sale of the underlying property, the refinancing of the loan, or foreclosure may expose a portfolio to a lower rate of return upon reinvestment of principal. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the mortgage-related security. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the mortgage-related security. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Therefore, the actual maturity and realized yield on pass-through or modified pass-through mortgage-related securities will vary based upon the prepayment experience on the underlying pool of mortgages.

REPURCHASE AGREEMENTS

All portfolios may invest in repurchase agreements. If a portfolio acquires a security from a bank or broker-dealer, it may simultaneously enter into a repurchase agreement with the seller wherein the seller agrees at the time of sale to repurchase the security at a mutually agreed upon time and price. The term of such an agreement is generally short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. The resale price is in excess of the purchase price by an amount which reflects an agreed upon market rate of return, effective for the period of time the portfolio is invested in the security. This results in a fixed rate of return protected from market fluctuations during the term of the agreement. This rate is not tied to the coupon rate on the security subject to the repurchase agreement. Such transactions afford an opportunity for a portfolio to maintain liquidity and earn income over periods of time as short as overnight.

The underlying securities on repurchase agreements are ordinarily U.S. Government securities, but may be other securities in which the portfolio might otherwise invest. A portfolio will enter into repurchase agreements only if they are fully collateralized. The market value of the collateral, including accrued interest, will equal or exceed the repurchase price, and the collateral will be in the actual or constructive possession of the portfolio. Under the 1940 Act, repurchase agreements are considered to be loans by the purchaser collateralized by the underlying securities. The advisor will monitor the value of the underlying securities at the time a repurchase agreement is entered into and at all times during the term of the agreement to ensure that its value always equals or exceeds the agreed upon repurchase price to be paid to the portfolio. The advisor will also evaluate the creditworthiness and financial responsibility of the banks and broker-dealers with which the portfolios enter into repurchase agreements.

A portfolio may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreements together with any other securities which are not readily marketable, would exceed applicable limits on the portfolio's investments in illiquid securities.

A repurchase agreement subjects a portfolio to the risk of the inability of the seller to pay the repurchase price on the delivery date; however, the underlying security constitutes the collateral for the seller's obligation. In addition, a portfolio will enter into repurchase agreements only with parties that the advisor considers creditworthy. In the event the seller does default, the portfolio may incur (1) a loss if the value of the collateral declines and (2) disposition costs in connection with liquidating the collateral. In the event bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings.

REVERSE REPURCHASE AGREEMENTS

All of the portfolios may invest in reverse repurchase agreements. Reverse repurchase agreements involve the sale of a security by a portfolio and its agreement to repurchase the instrument at a specified time and price.

A portfolio will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time. A portfolio will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. However, reverse repurchase agreements involve the risk that the market value of securities retained by the portfolio may decline below the repurchase price of the securities sold by the portfolio which it is obligated to repurchase.

Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. A portfolio typically will segregate liquid assets to cover its obligations under reverse repurchase agreements. To the extent that positions in reverse repurchase agreements are not covered through the segregation of liquid assets at least equal to the amount of the purchase commitment, a portfolio will limit its investments in such reverse repurchase agreements and other borrowings to no more than one-third of the current market value of the portfolio's total assets. The use of uncovered reverse repurchase agreements by a portfolio creates leverage which increases a portfolio's investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the portfolio's earnings or net asset value will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the cost, earnings or net asset value would decline faster than otherwise would be the case.

A portfolio may enter into reverse repurchase agreements with banks or broker-dealers. Entry into such agreements with a broker-dealer requires segregation of U.S. Government securities or cash or cash equivalents equal to its obligations under reverse purchase agreements.

BANKING INDUSTRY AND SAVINGS INDUSTRY OBLIGATIONS

All portfolios may invest in certificates of deposit, time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks; and in certificates of deposit, time deposits, and other short-term obligations issued by savings and loan associations ("S&L").

Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank or S&L for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, which are normally drawn by an importer or exporter to pay for specific merchandise, and which are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity. Fixed-time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed-time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed-time deposit to a third party, because there is no market for such deposits. A portfolio will invest in fixed-time deposits (1) which are not subject to prepayment or (2) which provide for withdrawal penalties upon prepayment (other than overnight deposits), consistent with applicable limits on its investments in illiquid securities.

The portfolios will not invest in obligations issued by a commercial bank or S&L unless the bank or S&L has total assets of at least $1 billion, or the equivalent in other currencies, and the institution has outstanding securities rated A or better by S&P or Moody's, or, if the institution has no outstanding securities rated by S&P or Moody's, such institution, in the determination of the advisor, has creditworthiness similar to institutions having outstanding securities so rated.

The portfolios may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and foreign banks. Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U. S. banks, which include: (1) the possibility that their liquidity could be impaired because of future political and economic developments; (2) their obligations may be less marketable than comparable obligations of U.S. banks; (3) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (4) foreign deposits may be seized or nationalized; (5) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and
(6) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks and/or because the accounting, auditing, and financial reporting standards, practices, and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U. S. Government agency or instrumentality.

OPTIONS

In pursuing their investment objectives, the Value, Investment Grade Bond, and Asset Director portfolios may engage in the writing (i.e., selling) of call options ("calls") in furtherance of their respective investment objective or objectives if (1) after any sale, not more than 25% of that portfolio's total assets are subject to calls; (2) the calls are traded on a domestic securities exchange or board of trade; and (3) the calls are "covered."

The Value, Investment Grade Bond, and Asset Director portfolios may also write put options ("puts") if (1) after any sale, the aggregate of the exercise prices of all outstanding puts written by the portfolio do not exceed 25% of the portfolio's total assets; (2) the puts are traded on a domestic securities exchange or board of trade; and (3) the puts are "secured."

The Value portfolio may purchase a call only in a closing purchase transaction to terminate its obligation on a call which it has written. The Investment Grade Bond and Asset Director portfolios may also purchase calls on securities to protect against substantial increases in prices of securities the portfolio intends to purchase pending its ability to invest in such securities in an orderly manner. A portfolio may sell calls it has previously purchased, which could result in a net gain or loss depending on whether the amount realized on the sale is more or less than the premium and other transaction costs paid on the call which is sold.

An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the underlying security at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security (in the case of a call) upon payment of the exercise price or to pay the exercise price (in the case of a put) upon delivery of the underlying security.

If an option written by a portfolio expires unexercised, the portfolio realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a portfolio expires unexercised, the portfolio realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration of a call, it may be closed out by an offsetting purchase of a call option of the same series (type, exchange, underlying security, exercise price and expiration).

The principal factors affecting the market value of a call include supply and demand, interest rates, the current market price of the underlying security in relation to the exercise price of the option, the volatility of the underlying security, and the time remaining until the expiration date.

The premium received for an option written by a portfolio is recorded as a deferred credit. The value of the option is marked-to-market daily and is valued at the closing price on the exchange or board of trade on which it is traded, or, if no closing price is available, at the mean between the last bid and asked prices.

Risks Associated with Options

The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium on the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. If a call option purchased by a portfolio is not sold when it has remaining value, and if the market price of the underlying security remains less than or equal to the exercise price, the portfolio will lose its entire investment in the option.

There can be no assurance that a liquid market will exist when a portfolio seeks to close out an option position. If a portfolio was unable to close out a covered call option it had written on a security due to trading restrictions or suspensions imposed on the options markets, it would not be able to sell the underlying security. If a portfolio cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so. As a writer of a covered call option, a portfolio forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call.

Since option premiums paid or received by a portfolio, as compared to underlying investments, are small in relation to the market value of such investments, buying call options offers large amounts of leverage, which could result in the portfolios' net asset value being more sensitive to changes in the value of the underlying securities.

FUTURES CONTRACTS

The Investment Grade Bond and Asset Director portfolios may invest in interest rate futures contracts which are standardized and traded on a U.S. exchange or board of trade. These investments may be made solely for the purpose of hedging against changes in the value of a portfolio's securities or securities intended to be purchased due to anticipated changes in interest rates, market conditions, stock or currency prices and not for purposes of speculation. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index at a specified price and time. A public market exists in futures contracts covering various financial instruments including U.S. Treasury bonds, U.S. Treasury notes, GNMA certificates, three-month U.S. Treasury bills, 90-day commercial paper, bank certificates of deposit, and Eurodollar certificates of deposit.

As a hedging strategy, a portfolio might purchase an interest rate futures contract when it is not fully invested in long-term debt securities but wishes to defer their purchase for some time until it can invest in such securities or because short-term yields are higher than long-term yields. Such purchase would enable a portfolio to earn the income on a short-term security while at the same time minimizing the effect of all or part of an increase of the market price of the long-term debt security which the portfolio intended to purchase in the future. A portfolio would sell an interest rate futures contract in order to continue to receive the income from a long-term debt security while endeavoring to avoid part or all of the decline in market value of that security which would accompany an increase in interest rates. Although other techniques could be used to reduce a portfolio's exposure to interest rate fluctuations, a portfolio may be able to hedge its exposure more effectively and perhaps at a lower cost by using futures contracts.

A portfolio will only enter into futures contracts which are standardized and traded on an exchange, board of trade, or similar entity. If a purchase or sale of a futures contract is made by a portfolio, the portfolio is required to deposit with its Custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. Each investing portfolio expects to earn interest income on its initial margin deposits. A futures contract held by a portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the portfolio pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking-to-market." Variation margin does not represent a borrowing or loan by a portfolio but is instead settlement between the portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each portfolio will mark-to-market its open futures positions.

When purchasing a futures contract, a portfolio must maintain with its Custodian (or broker, if legally permitted) cash, U.S. Government securities, or other liquid high grade debt obligations (including any margin) equal to the market value of such contract. When writing a futures contract, a portfolio must maintain with its Custodian cash, U.S. Government securities, or other liquid high grade debt obligations that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, a portfolio may "cover" its position by owning the instruments underlying the contract, or holding a call permitting the portfolio to purchase the same futures contract at a price no higher than the price of the contract written by the portfolio (or at a higher price if the difference is maintained in liquid assets with its Custodian).

Generally, under futures contracts obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying index, and delivery month). If an offsetting purchase price is less than the original sale price, the portfolio realizes a capital gain, or if it is more, the portfolio realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the portfolio realizes a capital gain, or if it is less, the portfolio realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations

If the notional value of a fund's non-hedge contracts exceeds 100% of its total assets, the fund will not purchase or sell a futures contract unless immediately following such sale or purchase the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes is 5% or less of the its net assets. If the aggregate amount of margin deposits on its existing futures positions plus the amount of premiums paid for related futures options entered into for other than bona fide hedging purposes exceeds 5% of the its net assets, the notional value of a fund's non-hedge contracts will not exceed 100% of the liquidation value of the fund's portfolio securities. Futures transactions will be limited to the extent necessary to maintain the qualification of these funds as regulated investment companies.

A portfolio may not maintain open short positions in futures contracts if, in the aggregate, the market value of all such open positions exceeds the current value of its portfolio securities, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions.

The fund will comply with certain regulations of the Commodity Futures Trading Commission, under which an investment company may engage in futures transactions and qualify for an exclusion from being a "commodity pool," which require a portfolio to invest in futures contracts for bona fide hedging purposes, or alternatively, to set aside cash and short-term obligations with respect to long positions in a futures contract. Under these regulations, the "underlying commodity value" (the size of the contract multiplied by the daily settlement price of the contract) of each long position in a commodity futures contract in which a portfolio may invest may not at any time exceed the sum of: (1) the value of short-term U.S. debt obligations or other U.S. dollar-denominated high quality short-term money market instruments and cash set aside in an identifiable manner, plus any funds deposited as margin on the contract; (2) unrealized appreciation on the contract held by the broker; and (3) cash proceeds from existing investments due in not more than 30 days.

The fund reserves the right to engage in other types of futures transactions in the future and to use futures for other than hedging purposes to the extent permitted by regulatory authorities. If other types of futures contracts are traded in the future, a portfolio may also use such investment techniques, provided that the Board of Directors determines that their use is consistent with the portfolio's investment objective or objectives.

Risks Associated with Futures

There are several risks associated with the use of futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be significant differences between the securities or currency markets and the futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objective. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for interest rate or stock index futures, including technical influences in futures trading, and differences between the portfolio securities being hedged and the instruments underlying the hedging vehicle in such respects as interest rate levels, maturities, conditions affecting particular industries and creditworthiness of issuers. While a portfolio's hedging transactions may protect the portfolio against adverse movements in the general level of interest rates or stock or currency prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or stock or currency prices. A decision as to whether, when and how to hedge involves the exercise of skill and judgment and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. The successful use of futures is dependent on the advisor's ability to predict correctly movements in the direction of the stock market and no assurance can be given that the advisor's judgment in this respect will be correct.

The price of futures contracts may not correlate perfectly with movement in the underlying security or stock index, due to certain market distortions. This might result from decisions by a significant number of market participants holding stock index futures positions to close out their futures contracts through offsetting transactions rather than to make additional margin deposits. Also, increased participation by speculators in the futures market may cause temporary price distortions. These factors may increase the difficulty of effecting a fully successful hedging transaction, particularly over a short time frame. If a hedging transaction is not successful, the portfolio might experience losses which it would not have incurred if it had not established futures positions.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a portfolio seeks to close out a futures position. When such a market does not exist, the portfolio remains obligated to meet margin requirements until the position is closed.

OTHER INVESTMENT COMPANIES

Each of the portfolios may invest in shares issued by other investment companies. Each of the portfolios is, under federal securities laws, limited in the degree to which it may invest in shares of another investment company in that it may not, at the time of the purchase, (1) acquire more than 3% of the outstanding voting shares of the investment company, (2) invest more than 5% of the portfolio's total assets in the investment company, or (3) invest more than 10% of the portfolio's total assets in all investment company holdings. As a shareholder in any investment company, a portfolio will bear its ratable share of the investment company's expenses, including management fees in the case of a management investment company.

ZERO COUPON AND STEP COUPON SECURITIES

The Investment Grade Bond and Asset Director portfolios may invest in zero coupon, strips, and step coupon securities. Zero coupon and step coupon bonds do not make regular interest payments; instead they are issued and traded at a discount from their face amounts. They do not entitle the holder to any periodic payment of interest prior to maturity or prior to a specified date when the securities begin paying current interest. Principal and accredit discount (representing interest accrued but not paid) are paid at maturity. "Strips" are debt securities that are stripped of their interest after the securities are issued, but otherwise are comparable to zero coupon bonds. The issuers of all zero coupon bonds, and the obligor of all "strips" purchased by the portfolio, will be the U.S. Government and its agencies or instrumentalities. The market value of "strips" and zero coupon bonds generally fluctuates in response to changes in interest rates to a greater degree than interest-paying securities of comparable term and quality. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security, and the perceived credit quality of the issuer.

Current federal income tax law requires holders of zero coupon securities and step coupon securities to report the portion of the original issue discount on such securities that accrues that year as interest income, even though the holders receive no cash payments of interest during the year. In order to qualify as a "regulated investment company" under the Code, a portfolio must distribute its investment company taxable income, including the original issue discount accrued on zero coupon or step coupon bonds.

Generally, the market prices of zero coupon and step coupon securities are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than other types of debt securities having similar maturities and credit quality.

ILLIQUID AND RESTRICTED SECURITIES

A portfolio may invest in an illiquid or restricted security if the advisor believes that it presents an attractive investment opportunity. Generally, a security is considered illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a portfolio has valued the security. Its illiquidity might prevent the sale of such a security at a time when the advisor might wish to sell, and these securities could have the effect of decreasing the overall level of a portfolio's liquidity. A portfolio may be subject to significant delays in disposing of illiquid securities, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring the fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a portfolio could realize upon disposition.

Restricted securities, including private placements, are subject to legal or contractual restrictions on resale. They can be eligible for purchase without SEC registration by certain institutional investors known as "qualified institutional buyers," and under the fund's procedures, restricted securities could be treated as liquid. However, some restricted securities may be illiquid, and restricted securities that are treated as liquid could be less liquid than registered securities traded on established secondary markets. A portfolio may invest up to 10% of its total assets in illiquid securities, measured at the time of investment.

LENDING OF PORTFOLIO SECURITIES

The portfolios may, from time to time, lend securities from their portfolios to brokers, dealers and financial institutions and receive as collateral cash or U.S. Treasury securities which at all times while the loan is outstanding will be maintained in amounts equal to at least 100% of the current market value of the loaned securities. Any cash collateral will be invested in short-term securities. Such loans may not have terms longer than 30 days and will be terminable at any time. The portfolios may also pay reasonable fees to persons unaffiliated with the portfolios for services in arranging such loans.

Investment Restrictions

Each portfolio's investment objective or objectives as set forth in the prospectus under "The Portfolios" together with the investment restrictions set forth below, are fundamental policies of each existing portfolio and may not be changed with respect to any portfolio without the approval of a majority of the outstanding voting shares of that portfolio. The vote of a majority of the outstanding voting shares of a portfolio means the vote at an annual or special meeting of the lesser of: (a) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting shares of such portfolio are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of such portfolio. Under these restrictions, an existing portfolio may not:

(1) Invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in the securities of any one issuer, except that this restriction does not apply to U.S. Government securities.

(2) Invest in a security if, with respect to 75% of its assets, it would hold more than 10% (taken at the time of such investment) of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities.

(3) Invest in a security if more than 25% of its total assets (taken at market value at the time of such investment) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply
(a) to U.S. Government securities (or repurchase agreements with respect thereto), and (b) with respect to the Money Market and Asset Director portfolios, to securities or obligations (other than commercial paper) issued by domestic branches of U.S. banks.

(4) Purchase or sell real estate, except that a portfolio may invest in securities secured by real estate or real estate interests or issued by companies in the real estate industry or which invest in real estate or real estate interests.

(5) Purchase securities on margin (except for use of short-term credit necessary for clearance of purchases and sales of portfolio securities), except a portfolio engaged in transactions in options and futures, and options on futures may make margin deposits in connection with those transactions.

6) Issue senior securities, except insofar as a portfolio may be deemed to have issued a senior security by reason of borrowing money in accordance with that portfolio's borrowing policies. For purposes of this investment restriction, the writing of stock options, and collateral arrangements with respect to margin or other deposits respecting futures contracts, and related options, are not deemed to be an issuance of a senior security.

(7) Act as an underwriter of securities of other issuers, except, when in connection with the disposition of portfolio securities, a portfolio may be deemed to be an underwriter under the federal securities laws.

(8) Make short sales of securities, except short sales against the box.

(9) Borrow money or pledge, mortgage, or hypothecate its assets, except that a portfolio may (a) borrow from banks for temporary purposes, but any such borrowing is limited to an amount equal to 25% of a portfolio's net assets and a portfolio will not purchase additional securities while borrowing funds in excess of 5% of that portfolio's net assets; and (b) enter into reverse repurchase agreements and transactions in options, and interest rate futures contracts, stock index futures contracts, other futures contracts based on other financial instruments, and options on such futures contracts. For these purposes, the deposit of assets in escrow in connection with the writing of covered put and call options and the purchase of securities on a "when-issued" or delayed delivery basis and collateral arrangements with respect to initial or variation margin and other deposits for futures contracts, and options on futures contracts, will not be deemed to be pledges of a portfolio's assets.

(10) Invest in securities that are illiquid because they are subject to legal or contractual restrictions on resale, in repurchase agreements maturing in more than seven days, or other securities which in the determination of the advisor are illiquid if, as a result of such investment, more than 10% of the total assets of the portfolio (taken at market value at the time of such investment) would be invested in such securities.

(11) Purchase or sell commodities or commodities contracts, except that any portfolio may engage in transactions in interest rate futures contracts, stock index futures contracts, and other futures contracts based on other financial instruments, and on options on such futures contracts.

To the extent a portfolio covers its commitment under a reverse repurchase agreement (or economically similar transaction) by the segregation of assets determined to be liquid in accordance with procedures adopted by the directors, equal in value to the amount of the portfolio's commitment to repurchase, such an agreement will not be considered a "senior security" by the portfolio and therefore will not be subject to investment restriction no. 6.

                             Management of the Fund

Management Information

Overall responsibility for management of the fund rests with its Board of Directors, who are elected by the shareholders of the fund. The Directors elect the officers of the fund to actively supervise its day-to-day operations.

The names of the Directors, their addresses, ages, positions, principal occupation(s) during the past five years, number of portfolios in the fund complex overseen, and other directorships held by each Director and executive officer are set forth below:

Name, Address,       Current Position  Term of Office   Principal Occupation(s)     Number Of            Other Directorships
and Age in 2003      with the Fund     and Length       During the                  Portfolios in        held by Director
                                       of Service       Past-5-Years                Fund Complex
                                                                                    overseen by Director
------------------------------------------------------------------------------------------------------------------------------------
Independent Directors
------------------------------------------------------------------------------------------------------------------------------------
Ronald D. Anderson    Director         Indefinite,      Professor, School           4                     None
371 Cottonwood Drive                   7/26/89 to       of Business, Indiana
Mooresville, IN 46158                  present          University/Purdue
age 64                                                  University-Indianapolis
                                                        (8/88 - present)

Alpha C. Blackburn    Director         Indefinite       President and               4                     None
3388 Founders Rd.                      3/15/02 to       Chief Executive
Indianapolis, IN 46268                 present          Officer, Blackburn
age 64                                                  Architects, Inc.,
                                                        (7/99 to present),
                                                        Vice President,
                                                        Blackburn Architects,
                                                        Inc., (6/81 - 7/99)

Donald J. Stuhldreher Director         Indefinite,      Retired since               4                     None
4210 Statesman Drive                   12/14/2001 to    1990
Indianapolis, IN 46250                 present
age 67





Name, Address,       Current Position  Term of Office   Principal Occupation(s)     Number Of            Other Directorships
and Age in 2003      with the Fund     and Length       During the                  Portfolios in        held by Director
                                       of Service       Past-5-Years                Fund Complex
                                                                                    overseen by Director
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

R. Stephen Radcliffe,  Chairman of     Indefinite,      Executive Vice               4                Director, American United
One American Square    the Board and   2/02/2000 to     President, American                           Mutual Insurance Holding
Indianapolis, IN 46282 President,      present          United Life Insurance                         Company; Director, OneAmerica
age 58                 Director                         Company (8/94 to                              Financial Partners, Inc.;
                                                        present)                                      Director, American United Life
                                                                                                      Insurance Company; Director,
                                                                                                      State Life Insurance  Company

James W. Murphy,       Director        Indefinite,      Senior Vice President,       4                None
11800 Pebblepoint Pass                 7/26/1989 to     Corporate Finance,
Camel, Indiana 46033                   present          American United Life
age 67                                                  Insurance Company
                                                        (5/01/1977 until
                                                        his retirement on
                                                        4/01/2000)

The following table shows the Executive Officers of the Fund, their addresses, their ages, their positions with the Fund, their terms of office and length of time served in such positions, and their principal occupations during the past five years.

---------------------------------------------------------------------------------------------------------------------------
Name                  Current Position   Term of Office and     Principal Occupations During
& Age in 2003*        with the Fund      Length of Service      the Past Five Years
---------------------------------------------------------------------------------------------------------------------------
Constance E. Lund     Treasurer           Indefinite,           Senior Vice President, Corporate
age 50                                    2/2/2000 to           Finance, AUL (1/2000 to present);
                                          present               Vice President, Financial Reporting, AUL
                                                                (6/99 to 1/2000); Assistant Vice
                                                                President, Financial Reporting, AUL
                                                                (5/95 to 6/99)

John C. Swhear,       Assistant           Indefinite,           Senior Counsel, AUL (8/2000 - present);
age 42                Secretary           12/13/02 to           Counsel, AUL (11/1996 - 8/2000)

Thomas M. Zurek       Secretary           Indefinite,           General Counsel & Secretary (8/02 - present);
age 55                                    present               Director, AUL (8/02 - present); Secretary, State
                                                                Life Insurance Company (8/02 - present); Partner,
                                                                Nymast, Good, Voigts, West, Hansel and O'Brien
                                                                (1992-1998; 2001-8/2002); General Counsel and
                                                                Executive V.P., American General Life Companies
                                                                (1998-2001)

---------------------------------------------------------------------------------------------------------------------------

*The Executive Officers of the Fund and can be reached at One American Square, Indianapolis, Indiana 46282.

Due to  their  current  employment  with  AUL,  the  advisor  to the  Fund,  Mr.
Radcliffe, Ms. Lund, Mr. Swhear and Mr. Zurek may be deemed to be "interested persons" as defined by Section 2(a)(19) of the Investment Company Act of 1940.
With regard to Mr. Murphy, due to his recent employment with AUL and the current receipt of deferred compensation from AUL, Mr. Murphy may also be deemed to be an "interested person" as defined by Section 2(a)(19) of the Investment Company
Act of 1940.

Listed below for each Director is a dollar range of equity securities beneficially owned in the fund, together with the aggregate dollar range of equity securities in all registered investment companies overseen by each Director that are in the same family of investment companies as the fund, as of December 31, 2002:

                                                                            Aggregate Dollar Range
                                                                            of Equity Securities in
                                                                            All Registered Investment
                                                                            Companies Overseen by the
                                        Dollar Range of Equity              Director in Family of
Name of Director                        Securities in the fund*             Investment Companies*
----------------                        -----------------------          -----------------------------
Ronald D. Anderson                            None                               None
Alpha C. Blackburn                            None                               None
James W. Murphy                               None                               None
R. Stephen Radcliffe                       over $100,000                     over $100,000
Donald J. Stuhldreher                         None                               None
-------------------------------------------------------------------------------------------------------

* In disclosing the dollar range of equity securities beneficially owned by a Director in these columns, the following ranges will be used: (i) none; (ii) $1
- 10,000; (iii) $10,001 - 50,000; (iv) 50,001-$100,000; and (v) over $100,000.


No Independent Director (or an immediate family member thereof) had any direct or indirect interest, the value of which exceeds $60,000, in AUL, the principal underwriter of the fund, or any entity controlling, controlled by or under common control with AUL or the principal underwriter of the fund (not including registered investment companies). Set forth in the table below is information regarding ownership of each Independent Director (and his immediate family members) of securities issued by AUL, the principal underwriter of the fund, and any entity controlling, controlled by or under common control with AUL or principal underwriter of the fund (not including registered investment companies).

                            Name of
Name of                     Owners and
Independent                 Relationships                          Title of            Value of           Percent
Director                    to Director           Company           Class              Securities         of Class
--------                    -------------          -------         -------             --------           ----------
Ronald D. Anderson             None               None               None                  None           None
Alpha C. Blackburn             None               None               None                  None           None
Donald J. Stuhldreher          None               None               None                  None           None

No Director is a party adverse to the fund or any of its affiliates in any material pending legal proceeding.

No non-interested Director or immediate family member has, during the two most recently completed calendar years had: (i) any material interest, direct or indirect, in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; (ii) any securities interest in the principal underwriter of the fund or the advisor or their affiliates (other than the fund); or (iii) any direct or indirect relationship of any nature, in which the amount involved exceeds $60,000, with:

     o the fund;

     o an officer of the fund;

     o an investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the advisor or principal underwriter of the fund;

     o an officer of the investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) of the 1940 Act, having the same investment advisor or principal underwriter as the fund or having an investment advisor or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with the advisor or principal underwriter of the fund; the advisor or principal underwriter of the fund; an officer of the advisor or principal underwriter of the fund;

     o a person directly or indirectly controlling, controlled by, or under common control with the advisor or principal underwriter of the fund; or

     o an officer of a person directly or indirectly controlling, controlled by, or under common control with the advisor or principal underwriter of the fund.

Compensation of Directors

The fund pays those Directors who are not officers or employees of AUL a fee of $5,500 per year plus $450.00 per board meeting attended. The fund also pays travel expenses incurred by Directors to attend Board meetings. During the fiscal year ended December 31, 2002, the fund paid fees aggregating $___ to all Directors who are not "interested persons" of the fund. AUL pays all salaries, fees, and expenses of any Director or Executive Officer of the fund who is an officer or employee of AUL and the fund makes no payments to such persons. As of the end of the 2002 fiscal year, the officers and directors, as a group, have no interest in any contracts which would entitle them to give voting instructions for any portfolio. Neither the fund nor AUL accrues pension or retirement benefits as a part of fund expenses, and Directors of the fund are not entitled to benefits upon retirement from the Board of Directors.

                                                            Compensation Table +

Name of Person, Position                       Aggregate Compensation                    Total Compensation
                                               from Fund*                                from Fund and Fund
                                                                                         Complex Paid to Directors*
-------------------------------------       -------------------------------             ---------------------------------
Ronald D. Anderson

Alpha C. Blackburn

Donald J. Stuhldreher

+Only Independent Directors are compensated by the fund; Directors who are "interested persons," as defined by the Investment Company Act, do not receive compensation from the fund.

*Represents total fees paid by the fund to each Director indicated for the calendar year ended December 31, 2002.

Principal Holders and Management Ownership of Securities

As of January 1, 2003, the Directors and Executive Officers of the fund, as a group, owned variable contracts that entitled them to give voting instructions with respect to less than one percent of the shares of any portfolio of the fund.

As of January 1, 2003, the fund's records showed the following shareholders as beneficially owning more than 5% or more of the fund's outstanding Advisor Class shares. Management is not aware of any other person who owns beneficially 5% or more of any class of the fund's shares.

The Investment Advisor

American United Life Insurance Company (R) serves as advisor to the fund pursuant to an Investment Advisory agreement (the agreement) between it and the fund. The advisor is responsible for administering affairs of the fund and supervising the investment program for the portfolios in accordance with applicable laws and regulations. The advisor also furnishes to the Board of Directors, which has overall responsibility for the business and affairs of the fund, periodic reports on the investment performance of each portfolio.

At the fund's request, the advisor provides, without charge, personnel (who may also serve as officers of the fund) to render certain clerical, accounting, administrative and other services to the fund as may be requested. Also, the advisor furnishes to the fund, without additional charge, such administrative and management supervision and office facilities (which may be the advisor's own offices) as the advisor may believe appropriate or as the fund may reasonably request. However, the fund may also hire its own employees and contract for services to be performed by third parties.

The fund pays the advisor a fee for its services under the agreement based on an annual percentage of the average daily net assets of each portfolio. The fund pays the advisor a monthly fee at an annual rate of .50% of the average daily net assets for each of the Value portfolio, Investment Grade Bond portfolio, and Asset Director portfolio; and .40% for the Money Market portfolio. For the years ended December 31, 2002, 2001, and 2000, respectively, the advisor was entitled to receive (or did receive) the following advisory fees from the portfolios:
$______,  $524,147, and $404,462, from the Value portfolio;  $______,  $329,624, and $242,888, from the Investment Grade Bond portfolio; $_______, $695,063, and $479,624 from the Money Market portfolio; and $______, $396,349, and $317,682 from the Asset Director portfolio.

The advisor conducts a conventional life insurance, reinsurance, and annuity business, and manages pension and other accounts. As of December 31, 2002, the advisor had assets of $______ and had equity of $______. The advisor is registered with the SEC as an investment advisor. Such registration does not involve supervision by the SEC over investment advice.

The agreement with the advisor, dated March 8, 1990, was originally approved by a majority of the fund's directors, including a majority of the directors who are not parties to the agreement or interested persons of any such party (the "Independent Directors"). Subsequently, on May 10, 1991, the agreement was approved by a majority of each portfolio's shareholders at a meeting called for the purpose of voting on the approval of the agreement. From year to year thereafter, the agreement will continue in effect with respect to a portfolio, provided such continuance is approved at least annually by the Board of Directors or by vote of a majority of the holders of the outstanding voting securities of the portfolio and a majority of the Independent Directors by votes cast in person at a meeting called for such purpose. The agreement will terminate automatically in the event of its assignment, and it may be terminated without penalty on sixty days' written notice by the Board, or pursuant to a majority vote, in accordance with the 1940 Act, of the persons entitled to vote in respect to the portfolio.

The Board of Directors most recently approved the agreement at a meeting held on March ___, 2003. In determining whether it was appropriate to approve the agreement, the Board of Directors requested information, which was provided by the advisor, that it believed to be reasonably necessary to reach its conclusion. The Board of Directors carefully evaluated this information, and was advised by legal counsel with respect to its deliberations. Based on its review of the information requested and provided, the Board of Directors determined that the agreement is consistent with the best interests of each portfolio to which it applies and its shareholders, and enable each portfolio to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of each portfolio and its shareholders. The Board of Directors made these determinations on the basis of the following considerations, among others:

     o The investment advisory fees payable to advisor under the Investment Advisory Agreement are fair and reasonable in light of the services to be provided, the anticipated costs of these services, the profitability of advisor's relationship with the portfolios, and the comparability of the proposed fee to fees paid by comparable mutual funds;

     o The nature, quality and extent of the investment advisory services expected to be provided by advisor, in light of the high quality services provided to the portfolios in the past and the portfolios' historic performance, including achievement of stated investment objectives;

     o Advisor's  representations  regarding  its staffing and  capabilities  to
     manage  the   portfolios,   including  the  retention  of  personnel   with
     significant portfolio management experience;

     o Advisor's entrepreneurial commitment to the management and success of the fund, which could entail a substantial commitment of resources to the successful operation of the fund;

     o  The  overall  high  quality  of  the  personnel,  operations,  financial
     condition,   investment   management   capabilities,   methodologies,   and
     performance of Advisor.

Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board of Directors, including the Independent Directors, unanimously approved the Investment Advisory Agreement for a one year period.

Rule 12b-1 Plan

Under a plan of distribution and service pertaining to the Advisor Class shares adopted by the fund in the manner prescribed by Rule 12b-1 under the 1940 Act ("Plan"), the fund pays insurance companies, broker-dealers, banks, plan sponsors and recordkeepers, and other financial institutions ("Authorized Firms") an aggregate fee in an amount not to exceed on an annual basis 0.30% of the average daily net asset value attributable to the Advisor Class shares of each portfolio (the "Plan Fee"), as compensation or reimbursement for services rendered and/or expenses borne, in connection with the financing of the activities and services pursuant to an agreement with an Authorized Firm.

AUL uses the Plan Fee to pay Authorized Firms for distribution-related services and other investor services that the Authorized Firms provide with respect to the Advisor Class shares. These services include, but are not limited to, the following: (1) the printing and mailing of fund prospectuses, SAIs, related supplements and shareholder reports to current and prospective contract owners,
(2) the development and preparation of sales material, including sales literature, relating to Advisor Class shares, (3) materials and activities intended to educate and train Authorized Firms' sales personnel concerning the funds  and  Advisor  Class  shares,  (4)  obtaining  information  and  providing explanations to contract owners concerning the funds, (5) compensating Authorized Firm sales personnel with respect to services that result in the sale or retention of Advisor Class shares, (6) providing personal services and/or account maintenance services to contract owners with respect to insurance company separate accounts that hold Advisor Class shares, (7) financing other activities that the board determines are primarily intended to result in the sale of Advisor Class shares, (8) receiving, aggregating and processing purchase, exchange and redemption orders of beneficial owners of Advisor Class shares, (9) providing sub-accounting services for Advisor Class shares beneficially held, and (10) processing dividend payments for Advisor Class shares beneficially held.

The Board of Directors reviews annually the Plan and corresponding expenses. Among other things, the Plan provides that (1) any person authorized to direct the disposition of the monies paid or payable by the fund pursuant to the Plan will submit to the Board of Directors at least quarterly, and the Board of Directors will review, reports regarding all amounts expended under the Plan and the purposes for which such expenditures were made, (2) the Plan will continue in effect only so long as it is approved at least annually, and any material amendment thereto is approved, by the Board of Directors, including the Independent Board Members, acting in person at a meeting called for that purpose, (3) distribution-related payments by the fund under the Plan shall not be materially increased without the affirmative vote of the holders of a majority of the outstanding Advisor Class shares, and (4) while the Plan remains in effect, the selection and nomination of Directors who are not "interested persons" of the fund shall be committed to the discretion of the Directors who are not "interested persons" of the fund.

In approving the Plan for the fund, the Board of Directors considered all the features of the distribution and service plan for the Advisor Class shares, including (1) the expectation that Advisor Class shares would be sold primarily to the separate accounts of insurance companies, (2) the expenses those insurance companies were likely to incur in marketing Advisor Class shares to the owners of contracts issued by their separate accounts, (3) the need to encourage those insurance companies to educate their agents concerning the fund and to compensate their agents for selling Advisor Class shares, and (4) the need to encourage those insurance companies to educate their contract owners concerning the fund and to provide personal and account maintenance services to contract owners with respect to the fund's Advisor Class shares attributable to their accounts.

                                  Fund Expenses

General Expenses of the Fund

The fund is responsible for bearing all costs of its operations. Such costs include fees to the advisor, shareholder servicing costs, directors' fees and expenses, legal and auditing fees, custodian fees, registration fees, and others. Fund expenses directly attributable to a portfolio are charged to that portfolio; other expenses are allocated proportionately among all the portfolios either in relation to the net assets of each portfolio or by an equitable division of such expenses if the net asset basis is inequitable. The advisor has currently agreed to reduce its fee with respect to a portfolio to the extent necessary to prevent the portfolio's ordinary operating expenses attributable to Advisor Class shares from exceeding 1.30% of the portfolio's average daily net assets during the year. In the event that this fee arrangement is insufficient to prevent a portfolio's aggregate ordinary operating expenses attributable to Advisor Class shares from exceeding 1.30% of the portfolio's average daily net assets during the year, the advisor has further agreed to assume a portfolio's expenses to the extent necessary to limit such expenses to 1.30% of the portfolio's average daily net assets attributable to Advisor Class shares during the year. Ordinary operating expenses include the advisory fee but do not include interest, taxes, brokerage commissions and other transactional expenses and, if any, legal claims and liabilities, litigation costs and indemnification payments in connection with litigation, and other extraordinary expenses. If the advisor has reduced its fee with respect to a portfolio in any given year, in any of the next three succeeding years in which the portfolio's ordinary operating expenses do not exceed 1.30% of average daily net assets attributable to Advisor Class shares, the advisor's fee will be increased with respect to that portfolio by an amount equal to any prior fee reduction; provided that such fee increase does not cause the portfolio's expenses to exceed 1.30% of the portfolio's average daily net assets attributable to Advisor Class shares in that year. The advisor may terminate the policy of reducing its fee and/or assuming fund expenses upon 30 days written notice to the fund and such policy will be terminated automatically by the termination of the Investment Advisory agreement.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

Brokerage and Research Services

The portfolios generally pay a fee or incur an expense in connection with effecting transactions in securities. Transactions on national stock exchanges and other agency transactions involve the payment by a portfolio of brokerage commissions. Such commissions may be negotiable and may vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. There is generally no stated commission in the case of fixed-income securities, most of which are traded in the over-the-counter markets, but the price paid by a portfolio usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a portfolio includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

The advisor for a portfolio places orders for the purchase and sale of portfolio securities and options for a portfolio through a substantial number of broker-dealers. In executing transactions, the advisor will attempt to obtain the best execution for a portfolio taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In effecting purchases and sales of portfolio securities in transactions on national stock exchanges for the account of a portfolio, the advisor may pay higher commission rates than the lowest available when the advisor believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker-dealer effecting the transaction, as described below. In the case of securities traded on the over-the-counter markets, there is either a stated commission, or the price includes an undisclosed commission or mark-up.

Some securities considered for investment by the fund's portfolios may also be appropriate for other accounts served by the advisor, including the advisor's general account. If a purchase or sale of securities consistent with the investment policies of a portfolio and one or more of these accounts served by the advisor is considered at or about the same time, it is the policy of AUL not to favor any one account or portfolio over another, and any purchase or sale orders executed contemporaneously are allocated at the average price and as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each account or portfolio. While it is conceivable that in certain instances this procedure could adversely affect the price or number of shares involved in a particular portfolio transaction, it is believed that the procedure generally contributes to better overall execution of the fund's portfolio transactions. This allocation method, and the results of such allocations, are subject to periodic review by the fund's advisor.

For many years, it has been a common practice in the investment advisory business for advisors of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisors. Consistent with this practice, the advisor may receive research services from many broker-dealers with which the advisor places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, investment software and databases, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services may be of value to the advisor in advising its various clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because the advisor and their affiliates receive such services.

As permitted by Section 28 (e) of the Securities Exchange Act of 1934, the advisor may cause the fund to pay a broker-dealer, which provides "brokerage and research services" (as defined in that Act) to the advisor, an amount of disclosed commission for effecting a securities transaction in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction.

During the fiscal years ended December 31, 2002, 2001, and 2000, respectively, brokerage commissions in the amount of $______, $62,222, and $52,972 were paid by the advisor for transactions in the Value portfolio, and brokerage commissions in the amount of $______, $46,223, and $24,459 were paid by the advisor for transactions involving the Asset Director portfolio. There were no brokerage commissions paid for by the Investment Grade Bond and Money Market portfolios during these periods. The aggregate net dollar value of equity transactions (net of commissions and SEC charges) on which brokerage commissions were paid for the years ended December 31, 2002, 2001, and 2000, respectively, were as follows: $________, $41,328,404, and $40,670,434 for the Value
portfolio, and $______, $28,711,774, and $18,795,266 for the Asset Director portfolio. Some of the broker-dealers through which brokerage transactions were executed provided research services to AUL.

Portfolio Turnover

For reporting purposes, each portfolio's turnover rate is calculated by dividing the value of the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of portfolio securities owned by the portfolio during the fiscal year. In determining such portfolio turnover, all securities whose maturities at the time of acquisition were one year or less are excluded. A 100% portfolio turnover rate would occur, for example, if all of the securities in the portfolio (other than short-term securities) were replaced once during the fiscal year. The turnover rate for each of the portfolios that had investment operations during the periods shown is listed in the section titled "Financial Highlights" in the prospectus.

The turnover rate for each of the portfolios will vary from year to year, and, depending on market conditions, turnover could be greater in periods of unusual market movements and volatility. A higher turnover rate would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by a portfolio and ultimately by the portfolio's shareholders.

                             Performance Information

The fund may, from time to time, include the yield and effective yield of the Money Market portfolio, the yield of the remaining portfolios, and the total return of all portfolios in advertisements or sales literature. Performance information for the portfolios will not be advertised or included in sales literature unless accompanied by comparable performance information for a Separate Account to which the fund offers its shares.

Current yield for the Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro rata share of portfolio expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

"Effective yield" for the Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = [(Base Period Return + 1)**365/7]-1

For the 7-day period ended December 31, 2002, the current yield for the Money Market portfolio was _____% and the effective yield was ______%.

Quotations of yield for the remaining portfolios will be based on a particular 30-day (or one month) period ending on the date of the most recent balance sheet included in a post-effective amendment to a registration statement and will be calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                                    6
        YIELD    =  2[( a-b+ 1) - 1]
                        cd
where
        a = dividends and interests earned during the period, b = expenses accrued for the period (net of reimbursements),

        c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and

        d = the maximum offering price per share on the last day of the period.

For the period ended December 31, 2002, the yield for the Value portfolio was ____%; for the Investment Grade Bond portfolio, ___%; and for the Asset Director portfolio, ___% .

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include periods of one, five, and ten years (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)**n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. The average annual total return for each of the portfolios for the following periods ended December 31, 2002 was:

                                                   One           Five            Ten
Portfolio                                         Year          Years           Years
---------                                         ----          -----           ------
Value                                             ___%          ___%            ___%
Investment Grade Bond                             ___%          ___%            ___%
Money Market                                      ___%          ___%            ___%
Asset Director                                    ___%          ___%            ___%

* commenced operations April 10, 1990

Performance information for a portfolio may be compared, in advertisements, sales literature, and reports to shareholders to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("DJIA"), the Lehman Brothers Government Bond Index, the Lehman Brothers Aggregate Index, the Donoghue Money Market Institutional Averages, the Lehman Brothers Government Corporation Index, the Salomon High Yield Index, or other indices that measure performance of a pertinent group of securities; (2) other groups of mutual funds tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the portfolio. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

Quotations of yield or total return for the fund will not take into account charges and deductions against any Separate Account or Accounts to which the fund shares are sold or charges and deductions against the life or annuity contracts issued by AUL.

Performance information for any portfolio reflects only the performance of a hypothetical investment in the portfolio during the particular time period on which the calculations are based. Performance information should be considered in light of the portfolio's investment objectives and policies, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

                                    Taxation

Federal Income Tax Status

The following is a summary of certain United States federal income tax consequences relating to the ownership of shares in the fund by the separate accounts of American United Life Insurance Company(R) for the purpose of funding variable insurance policies. Unless otherwise stated, this summary deals only with the status of each portfolio as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and the application of the diversification rules under section 817(h) of the Code. It does not deal with any other federal, state, local or foreign tax consequences, including the possible effect of leveraged investments or the treatment of hedging devices. It also does not deal with insurance companies that are not domiciled in the United States. This summary is based on the Code, United States Treasury regulations thereunder (the "Treasury Regulations") and administrative and judicial interpretations thereof, as of the date hereof, all of which are subject to change, possibly on a retroactive basis. Any such changes may be applied retroactively in a manner that could cause the tax consequences to vary substantially from the consequences described below, possibly adversely affecting a beneficial owner of the fund.

PROSPECTIVE INSURANCE COMPANY SHAREHOLDERS ARE URGED TO CONSULT THEIR ADVISERS WITH REGARD TO THE TAX CONSEQUENCES OF THE PURCHASE, OWNERSHIP, OR DISPOSITION OF INTERESTS IN THE FUND, AS WELL AS THE TAX CONSEQUENCES ARISING UNDER THE LAWS OF ANY STATE, FOREIGN COUNTRY, OR OTHER TAXING JURISDICTION.

Federal Income Tax Status

Each portfolio intends to be taxed as a regulated investment company under Subchapter M of the Code. Accordingly, each portfolio must, among other things,
(a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the value of a portfolio's total assets is represented by cash and cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the portfolio's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities and the securities of other regulated investment companies). Certain hedging transactions that may be undertaken by one or more portfolios may be limited by the requirements relating to a portfolio's status as a regulated investment company.

As a regulated investment company, each portfolio generally is not subject to U.S. federal income tax on income and gains that it distributes to shareholders, if at least 90% of a portfolio's investment company taxable income (which includes, among other items, dividends, interest and the excess of any net short-term capital gains over net long-term capital losses) for the taxable year is distributed. Each portfolio intends to distribute to its shareholders, at least annually, substantially all of its net investment income and any net capital gains.

Amounts not distributed by a portfolio on a timely basis in accordance with a calendar year distribution requirement may be subject to a nondeductible four percent (4%) excise tax. To avoid the tax, a portfolio must distribute during each calendar year, (1) at least ninety-eight percent (98%) of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least ninety-eight percent (98%) of its capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the twelve-month period ending on October 31 of the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. Each year, each portfolio will determine whether it may be subject to the calendar year distribution requirement. If a portfolio determines that it is subject to this distribution requirement, it intends to make its distributions in accordance with the calendar year distribution requirement. A distribution will be treated as paid December 31 if it is declared by a portfolio in October, November, or December of the year and paid by the portfolio by January 31 of the following year. Such distributions will be taxable to shareholders in the year in which the distributions are declared, rather than the year in which the distributions are received.

Diversification Rules

Interests in the portfolios will be held by insurance company separate accounts that are subject to the requirements of section 817(h) of the Code and the Treasury Regulations thereunder, which impose certain investment diversification requirements (the "Diversification Rules") with respect to assets held in such separate accounts. These rules apply to the investments made by separate accounts or their subaccounts (such accounts or subaccounts are referred to as "segregated asset accounts") that are used to fund benefits under variable life insurance and annuity contracts. Each portfolio intends to comply with the Diversification Rules.

To satisfy the Diversification Rules, the regulations generally require that on the last day of each quarter of a calendar year: no more than 55% of the value of a portfolio's assets can be represented by any one investment; no more than 70% can be represented by any two investments; no more than 80% can be represented by any three investments; and no more than 90% can be represented by any four investments. For purposes of these rules, all securities of the same issuer generally are treated as a single investment, but each U.S. government agency or instrumentality is treated as a separate issuer. In addition, if one or more life insurance companies, as defined in the Code, owns all of the interests in a regulated investment company ("RIC") or "grantor" trust, or any interest in a partnership that is not registered under the securities laws, a "look-through" rule applies to interests held by a portfolio in such RIC, trust, or partnership. Under this rule, portfolio diversification is tested by treating the portfolio as though it held directly a pro rata portion of the assets held by the RIC, trust, or partnership.

In the event that a portfolio fails to meet the Diversification Rules, then any variable contract based on that portfolio would not be treated as a life insurance or annuity contract for federal income tax purposes. For this purpose, a contract will be based on a portfolio if amounts received under such contract, or earnings thereon, are allocated to such portfolio. If a variable contract is no longer treated as a life insurance or annuity contract, then the owner of the contract would be subject to current taxation on the income on the contract for taxable years in which such failure occurs, and thereafter. If the contract is a life insurance contract under local law, however, then certain amounts paid as death benefits will be treated as amounts paid under a life insurance contract for federal income tax purposes. If the failure to meet the Diversification Rules is shown to be inadvertent the insurance company that issued the variable contract may be permitted to bring the segregated asset account into compliance with those rules. In such case, the Diversification Rules contemplate the payment of a "toll charge" based on the tax that owners of the variable contracts that are based on the "failed" segregated asset account would have paid on the income on the contract during the period when the account failed to meet the Diversification Rules. Accordingly, compliance with the Diversification Rules, as they may be modified from time to time, is important, and will be carefully monitored by the portfolio advisor. Compliance with the Diversification Rules may have the effect of reducing the return of a portfolio, as the investments and strategies utilized by a portfolio may be different from what the portfolio's advisor might otherwise believe to be desirable.

                             Shareholder Information

Description of Fund Shares

The fund was incorporated under the laws of Maryland on July 26, 1989. The capitalization of the fund consists of 600,000,000 authorized shares of common stock with a par value of $0.001 each with 18,000,000 unallocated shares. When issued, shares of the fund are fully paid, non-assessable, and freely transferable. The Board of Directors may establish additional portfolios or classes (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the fund's shareholders. Shares do not have preemptive rights or subscription rights. In liquidation of a portfolio of the fund, each shareholder is entitled to receive his or her pro rata share of the net assets of that portfolio.

Voting Rights

Shareholders of the fund are given certain voting rights. Each share of each portfolio will be given one vote, and each fractional share will be given a proportionate fractional vote, unless a different allocation of voting rights is required under applicable law for a mutual fund that is an investment medium for variable insurance products.

Under the fund's charter, the fund is not required to hold annual meetings of shareholders to elect directors or for other purposes and it is not anticipated that the fund will hold shareholders' meetings unless required by law or the fund's charter. In this regard, the fund will be required to hold a meeting to elect directors to fill any existing vacancies on the Board if, at any time, fewer than a majority of the directors have been elected by the shareholders of the fund. In addition, the charter provides that the holders of not less than two-thirds of the outstanding shares of the fund may remove a person serving as director either by declaration in writing or at a meeting called for such purpose. The fund's shares do not have cumulative voting rights.

In accordance with current law, it is anticipated that AUL will request voting instructions from owners or participants of any contracts that are funded by separate accounts that are registered investment companies under the 1940 Act and will vote shares in any such separate account attributable to the contracts in proportion to the voting instructions received. AUL may vote shares of any portfolio, if any, that it owns beneficially in its own discretion. In connection with the organization of the fund, AUL invested in shares of the portfolios to provide the initial capital. Thus, until a significant number of shares of the portfolios are sold in connection with contracts funded by registered separate accounts, AUL may control the portfolios. It is anticipated that AUL and one or more of its separate accounts will be the sole record shareholders of the fund.

Net Asset Value of the Fund's Shares

As indicated under "Net Asset Value" in the prospectus, the fund's net asset value per share for the purpose of pricing purchase and redemption orders generally is determined once each business day, Monday through Friday, on which the New York Stock Exchange ("NYSE") is open for trading, as of the close of the NYSE (normally, 4:00 P.M. eastern standard time (EST)). Net asset value will not be determined on days that the NYSE is closed, on any federal holidays or on days when AUL is not open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving and either the day before or after Christmas and/or Independence Day.

The net asset value per share of each portfolio's shares, except the Money Market portfolio, will fluctuate in response to changes in market conditions and other factors. The Money Market portfolio's securities are valued using the amortized cost method of valuation. This involves valuing a money market security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the portfolio would receive if it sold the instrument. During such periods the yield to investors in the portfolio may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

The SEC's regulations require the Money Market portfolio to adhere to certain conditions in connection with using the amortized cost method of valuation. The portfolio is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, to limit its investments to instruments having remaining maturities of 13 months or less (except securities held subject to repurchase agreements having 13 months or less to maturity), and to invest only in securities determined by the advisor to be of the highest quality with minimal credit risks.

Purchases and Redemptions

Shares of a portfolio may be purchased or redeemed on any day that AUL is open for business. Shares of each portfolio are sold at their respective net asset values (without a sales charge) next computed after receipt and acceptance of a purchase order by AUL at its home office, on behalf of a separate account. Each portfolio reserves the right to reject or refuse, in its discretion, any order for the purchase of shares, in whole or in part. Redemptions will be effected by the separate accounts to meet obligations under the contracts. Redemptions are made at the per share net asset value next determined after receipt of the redemption request by AUL at its home office, on behalf of a separate account.

Redemption proceeds normally will be paid within seven days following receipt of instructions in proper form. The fund may suspend the right of redemption of shares of any portfolio for any period: (a) during which the NYSE is closed (other than customary weekend and holiday closings) or during which trading on the NYSE is restricted; (b) when the Securities and Exchange Commission (the "SEC") determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (c) as the SEC may by order permit for the protection of the security holders of the fund; or (d) at any other time when the fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Custodian, Transfer Agent, and Dividend Disbursing Agent

The Bank of New York, New York, New York, serves as the fund's Custodian and Dividend Dispersing Agent. AUL serves as the fund's Transfer Agent.

Independent Accountants

[To be inserted with Registrant's Rule 485(b) post effective amendment prior to effectiveness of this post effective amendment.]

Legal Counsel

Dechert LLP, Washington, D.C., has passed upon certain legal matters in connection with the shares offered by this prospectus, and also acts as outside counsel to the fund.

Code of Ethics

The fund and the advisor have adopted a Code of Ethics. Under the provisions of the Codes, personnel of the fund and the advisor may not knowingly, within certain time periods, purchase or sell any security in which the fund may invest unless it is determined that, in view of the nature of and the market for, the security, such a purchase or sale will not affect the price paid or received by the fund for the security. Copies of these Codes of Ethics may be reviewed and copied at the Public Reference Room of the Securities and Exchange Commission. For more information about the Public Reference Room, call 1-202-942-8090. They are also available from the SEC's EDGAR database Information at http://www.sec.gov. Copies of the Codes can also be obtained, after payment of a fee for duplication, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

                              Financial Statements

[To be inserted with Registrant's Rule 485(b) post effective amendment prior to effectiveness of this post effective amendment.]

                                   APPENDIX I

                   CORPORATE BOND AND COMMERCIAL PAPER RATINGS

CORPORATE BONDS

Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated AA by Standard & Poor's are judged by Standard & Poor's to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (Standard & Poor's highest rating). Bonds rated AAA are considered by Standard & Poor's to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by Standard & Poor's have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

Standard & Poor's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest which qualifies for commercial bank investment.

COMMERCIAL PAPER

The prime rating ("P") is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Issuers within this prime category may be given ratings 1, 2 or 3, depending on the relative strengths of these factors.

Commercial paper rated A by Standard & Poor's has the following characteristics:
(1) liquidity ratios are adequate to meet cash requirements; (2) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (3) the issuer should have access to at least two additional channels of borrowing; (4) basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (5) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the reliability and quality of management should be unquestioned. Issuers rated A are further referred to by use of numbers 1, 2 and 3 to denote relative strength within this highest classification.


Investment Company Filing No.:  811-05850

                            Part C: Other Information


--------------------------------------------------------------------------------
ITEM 23:  Exhibits
--------------------------------------------------------------------------------

  (a)(1)  Articles of Incorporation of Registrant.......................     (1)
  (a)(2)  Articles Supplementary of Registrant.........................  (1,4,5)

  (a)(3)  Form of Articles Supplementary...............................      (6)

  (b)     By-laws of Registrant.........................................     (1)
  (c)     Not applicable
  (d)     Investment Advisory Contract and Addendums to Agreement
            between Registrant and American United Life Insurance
            Company and the Expense Limitation Agreement between
            Registrant and American United Life Insurance Company....... (1,2,5)
  (e)     Not applicable
  (f)     Not applicable
  (g)     Form of Custody Agreement between Registrant and Bank of
            New York, Fee Schedule, and Amendment(s)....................     (1)
  (h)     Form of Fund Accounting Agreement between Registrant
            and Bank of New York, Fee Schedule, and Amendment(s)........     (1)
  (i)     Opinion and Consent of Counsel................................     (1)
  (j)     Consent of Independent Accountants and Powers of Attorney.....     (5)
  (k)     Not applicable
  (l)     Not applicable

  (m)(1)  Form of 12b-1 Plan............................................     (6)
  (m)(2)  Form of Related Agreement.....................................     (6)
  (n)     Form of 18f-3 Plan............................................     (6)

  (o)     Reserved
  (p)     Code of Ethics................................................     (3)
  (q)     Powers of Attorney............................................     (6)

(1) Filed in Registrant's Post Effective Amendment No. 11, Form N-1A, File No. 33-30156, on April 30, 1998.
(2) Filed in Registrant's Post Effective Amendment No. 13, Form N-1A, File No. 33-30156, on April 30, 1999.
(3) Filed in Registrant's Post Effective Amendment No. 14, Form N-1A, File No. 33-30156, on April 26, 2000.
(4) Filed in Registrant's Post Effective Amendment No. 15, Form N-1A, File No. 33-30156, on April 27, 2001.
(5) Filed in Registrant's Post Effective Amendment No. 16, Form N-1A, File No. 33-30156, on May 1, 2002.

(6) Filed in Registrant's Post Effective Amendment No. 17, Form N-1A, File No. 33-30156, on January 31, 2003.

--------------------------------------------------------------------------------
Item 24:  Persons Controlled by or Under Common Control with the Fund
--------------------------------------------------------------------------------

REGISTRANT, ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989 and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940. As a "series" type of mutual Fund, the Fund issues shares of common stock relating to separate investment portfolios. Substantially all of the Fund's shares were originally purchased by AUL in connection with the initial capitalization of the Fund. As of December 31, 2001, of the 600 million authorized shares, 580 million shares have been issued and allocated. Of these allocated shares, AUL owned 0.00% of the outstanding shares of the Fund's Value portfolio, 0.00% of the Investment Grade Bond Portfolio, 0.00% of the Managed Portfolio, 0.00% of the Money Market Portfolio, 12.23% of the Fund's Tactical Asset Allocation Portfolio, 56.57% of the Fund's Conservative Investor Portfolio, 55.25% of the Fund's Moderate Investor Portfolio, and 54.78% of the Fund's Aggressive Investor Portfolio. AUL would, therefore, be able to control any issue submitted to the vote of shareholders of the Conservative, Moderate, and Aggressive Investor Portfolios.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") - a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") - the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") (Broker Dealer No. 801-8074) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, organized under the laws of the State of Indiana in 1969 as a broker-dealer to market registered variable insurance products and mutual funds. As of December 31, 2000, 400 shares are issued and outstanding, all of which have been purchased and are owned by AUL. This entity acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company. As of December 31, 2001, the total number of shares, all without par value, that the Corporation is authorized to issue is 1,000 shares. As of December 31, 2001, 400 shares are issued and outstanding, all of which have been purchased by and are owned by American United Life Insurance Company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. State Life became a part of the insurance holding company on September 23, 1994. Since the directors of the mutual holding company referred to in this Item also serve as the directors of State Life, this has been held by the Indiana Commissioner of Insurance to constitute an acquisition of control of State Life by American United Mutual Insurance Holding Company.

--------------------------------------------------------------------------------
Item 24: Persons Controlled by or Under Common Control with the Fund (Con't.)
--------------------------------------------------------------------------------

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") - a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") - the stock holding company which owns all of the shares of American United Life Insurance Company, formerly an Indiana mutual insurance company, which is now an Indiana stock insurance company.

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") (Broker Dealer No. 801-8074) is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

ONEAMERICA FUNDS, INC. (the "Fund") (formerly AUL American Series Fund, Inc. (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989 and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940. As a "series" type of mutual Fund, the Fund issues shares of common stock relating to separate investment portfolios. Substantially all of the Fund's shares were originally purchased by AUL in connection with the initial capitalization of the Fund. As of December 31, 2001, of the 600 million authorized shares, 580 million shares have been issued and allocated. Of these allocated shares, AUL owned 0.00% of the outstanding shares of the Fund's Value portfolio, 0.00% of the Investment Grade Bond Portfolio, 0.00% of the Managed Portfolio, 0.00% of the Money Market Portfolio, 12.23% of the Fund's Tactical Asset Allocation Portfolio, 56.57% of the Fund's Conservative Investor Portfolio, 55.25% of the Fund's Moderate Investor Portfolio, and 54.78% of the Fund's Aggressive Investor Portfolio. AUL would, therefore, be able to control any issue submitted to the vote of shareholders of the Conservative, Moderate, and Aggressive Investor Portfolios.

ONEAMERICA SECURITIES, INC. (formerly AUL Equity Sales Corp.) (Broker Dealer No. 801-56819) is a wholly owned subsidiary of AUL, organized under the laws of the State of Indiana in 1969 as a broker-dealer to market registered variable insurance products and mutual funds. As of December 31, 2000, 400 shares are issued and outstanding, all of which have been purchased and are owned by AUL. This entity acts as the Distributor of the variable life and variable annuity contracts issued by American United Life Insurance Company. As of December 31, 2001, the total number of shares, all without par value, that the Corporation is authorized to issue is 1,000 shares. As of December 31, 2001, 400 shares are issued and outstanding, all of which have been purchased by and are owned by American United Life Insurance Company.

STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic mutual insurance company without voting securities whose principal business is the sale of life insurance and annuity contracts. State Life became a part of the insurance holding company on September 23, 1994. Since the directors of the mutual holding company referred to in this Item also serve as the directors of State Life, this has been held by the Indiana Commissioner of Insurance to constitute an acquisition of control of State Life by American United Mutual Insurance Holding Company.

PIONEER MUTUAL LIFE INSURANCE COMPANY ("PML") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During 2001, PML, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC.

CNL FINANCIAL CORPORATION ("CNL") is a holding company organized under the laws of Georgia. CNL owns, directly or indirectly, five wholly owned subsidiaries which include two Georgia insurers, Cherokee National Life Insurance Company ("CNLI") and CNL/Insurance America, Inc. ("CIA") as well as CNL/Resource Marketing Corporation, a Georgia corporation, CNL Technology Group, Inc., a Georgia corporation, and Commodore National Reinsurance Company, Ltd., a Nevis corporation. On December 18, 2000, AUL acquired CNL and its affiliates in a transaction that was approved by the Georgia Commissioner of Insurance on December 8, 2000. CNLI markets credit life and credit disability coverages throughout the southeastern region of the United States, while CIA markets property and casualty insurance coverage in the same geographic area.

FIRST FINANCIAL REINSURANCE COMPANY, LTD ("First Financial"). First Financial is a Turks and Caicos Islands domestic insurance company whose business is the reinsurance of credit life and disability risks issued through a bank subsidiary of its parent, First Financial Corporation. On June 30, 1999, AUL invested $400,000 and received 1,300 shares of preferred stock in First Financial Reinsurance Company, LTD, until then a wholly-owned subsidiary of First Financial Corporation. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

FOUNTAIN SQUARE INSURANCE COMPANY ("Fountain Square"). Fountain Square is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Bank Corp. On May 21, 1999, AUL invested $1,250,000 and received 26,000 shares of preferred stock in Fountain Square Life Insurance Company, until then a wholly-owned subsidiary of Fifth-Third Bank Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

OLD KENT FINANCIAL LIFE INSURANCE COMPANY ("Old Kent"). Old Kent is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Fifth-Third Banc Corp. On August 16, 2001 AUL invested $1,250,000 and received 29,000 shares of preferred stock in Old Kent, until then a wholly-owned subsidiary of Fifth-Third Banc Corp. As a result of the transaction, AUL has acquired a 20.6% equity interest in that company.

HUNTINGTON CREDIT REINSURANCE COMPANY ("Huntington") is an Arizona domestic insurance company whose business is the reinsurance of credit life and disability risks issued through its parent, Huntington Bancshares, Inc. On December 20, 2001, AUL invested $2,500,000 and received 26,000 shares of preferred stock in Huntington, until then a wholly-owned subsidiary of Huntington Bancshares, Inc. As a result of the transaction, AUL has acquired a 22.4% equity interest in that company.

REGISTRANT, AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN UNIT TRUST (File No. 811-5929), are separate accounts of AUL, organized for the purpose of the sale of group and individual variable annuity contracts, respectively.

AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311) is a separate account of AUL, organized for the purpose of the sale of individual variable life insurance products.

AMERICAN UNITED LIFE POOLED EQUITY FUND B (File No. 811-1571) is a separate account of AUL organized for the purpose of the sale of group variable annuity contracts. Effective 5/1/2000, the sale of accumulation units has been terminated under applicable contract provisions.

AMERICAN UNITED LIFE RE S.A. is an Argentinian corporation and was incorporated on October 8, 1999 for the primary purpose of pursuing reinsurance business in South and Central America. As of December 31, 2001, the total number of shares, at $1 par value each, that the corporation is authorized to issue is 50,000. As of December 31, 2001, 49,999 shares are issued and outstanding to AUL, and as required by local law, one share is issued and outstanding in the name of Charles D. Lineback. AUL may, therefore, be deemed to wholly own and control 100% of the stock of the corporation.*

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance intermediary for certain catastrophic or pooled risks and AUL's affiliation with RMS allows it the opportunity to participate in this type of reinsurance business. RMS wholly owns these subsidiaries: AUL Reinsurance Management Services, Canada, Ltd.; AUL Reinsurance Management Services (Bermuda) Ltd.; and AUL Long Term Care Solutions, Inc.*

*NOTE: Effective July 1, 2002, a unit of Employers Reinsurance Corporation is reinsuring the majority of American United Life Insurance Company's Reinsurance operations, including its life, long-term care and international reinsurance business. The net premiums subject to the agreement are approximately $376 million for 2001. This transaction also resulted in the sale and transfer of certain assets within AUL's Reinsurance Division. Certain business previously pursued by American United Life RE S.A. and AUL Reinsurance Management Services, LLC (see the above two paragraphs) were transferred to the unit of Employers Reinsurance Corporation while other parts of this business were retained in a run-off mode. These two corporations remain subsidiaries of AUL. AUL Reinsurance Management Services, LLC continues to own AUL Reinsurance Management Services (Bermuda) Ltd. but has divested itself of Reinsurance Management Services, Canada, Ltd. and AUL Long Term Care Solutions, Inc.


--------------------------------------------------------------------------------
Item 25:  Indemnification
--------------------------------------------------------------------------------

Reference is made to Article VIII of the Registrant's Articles of Incorporation and to Article XI of the Registrant's By-laws, both of which are incorporated by reference herein.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Articles of Incorporation, its By-laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act, and therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

--------------------------------------------------------------------------------
ITEM 26:  Business and Other Connections of the Investment Adviser
--------------------------------------------------------------------------------

The business and other connections of Registrant's investment adviser are described in Part B of this Registrations Statement and in Item 25 above.

--------------------------------------------------------------------------------
ITEM 26:  Business and Other Connections of the Investment Adviser (Con't.)
--------------------------------------------------------------------------------

Information relating to the Adviser's officers and directors is provided herein.

                                    Positions and Offices with AUL
                                   and Principal Occupations During
Name and Address                         the Past Five Years
----------------                   --------------------------------


Jerry D. Semler*                   Chairman of the Board, President, and Chief Executive Officer,
                                   American United Life Insurance Company (9/91 - present);
                                   Chairman of the AUL Acquisition Committee; Chairman of the Board
                                   & CEO, The State Life Insurance Company (11/94 - present);
                                   Chairman of the Board, AUMIHC (12/00-present); Director, IWC
                                   Resources Corp.(4/96 - 9/01);

John R. Barton*                    Senior Vice President, Group Life & Health Division
                                   (1/99 - present); Director, AUL (12/00 - present);
                                   Vice President, Group Operations, WAUSAU Insurance Co.
                                   (5/98 - 12/98); Consultant, Heron Management Group
                                   (4/97 - 5/98); President & Chief Executive Officer,
                                   The Epoch Group, L.C. (1/95 - 4/97)

J. Scott Davison*                  Senior Vice President, Strategic Planning and Corporate Development
                                   (7/02 - present); Director, AUL (7/02 - present) Vice President,
                                   Corporate Planning (1/00 - 7/02); Director, Treasurer, Assistent
                                   Secretary, Senior Vice President and Chief Financial Officer,
                                   Duncanson & Holt, Inc. (10/97-1/00); Unum Corporation (7/86-10-97)

Constance E. Lund*                 Senior Vice President, Corporate Finance (1/00 - present);
                                   Director, AUL, (12/00 - present); Vice President, Reporting and Research (1/99 - 1/00); Assistant Vice President,
                                   Reporting & Research (5/95 - 1/99)

Dayton H. Molendorp*               Senior Vice President, Individual Division (9/99 - present);
                                   Director, AUL, (12/00 - present); Director, Pioneer Mutual Life
                                   Insurance Company (2/02 - present); Vice President, Individual
                                   Division, AUL (11/98 - 9/99); Vice President, Marketing,
                                   Individual Division, AUL (6/92 - 9/98)

R. Stephen Radcliffe*              Executive Vice President (8/94 - present); Director, AUL,
                                   (2/91 - present); Director, AUMIHC (12/00 - present); Director,
                                   Pioneer Mutual Life Insurance Company (2/02 - present)


Mark C. Roller*                    Senior Vice President, Human Resources & Corporate Support,
                                   (12/01 - present); Director, AUL (12/01 - present); Vice President
                                   Human Resources, (11/99 - 12/01); Vice President, Corporate
                                   Planning, (9/95 - 11/99)

G. David Sapp*                     Senior Vice President, Investments (1/92 - present);
                                   Director, AUL (12/00 - present)

William L. Tindall*                Senior Vice President, Retirement Services (8/97 - present);
                                   Director, AUL (12/00 - present); Senior Vice President, Pension
                                   Management Sales, Massachusetts Mutual Life Insurance Company
                                   (1993 - 8/97)

Steven A. Weber*                   Senior Vice President, Information Systems, (11/01 - present);
                                   Director, AUL, (2/02 - present); Consultant, S. Weber & Associates,
                                   (1/01 - 11/01); Senior Vice President, AAL, (1975 - 10/01)

Thomas M. Zurek*                   General Counsel & Secretary (8/02 - present);
                                   Director, AUL (8/02 - present); Secretary, State Life Insurance
                                   Company (8/02 - present); Partner, Nymast, Good, Voigts, West,
                                   Hansel and O'Brien (1992-1998; 2001-8/2002)

----------------------------------------------
*One American Square, Indianapolis, Indiana 46282


--------------------------------------------------------------------------------
ITEM 27: Principal Underwriters
--------------------------------------------------------------------------------

Not applicable.

--------------------------------------------------------------------------------
Item 28:  Location of Accounts and Records
--------------------------------------------------------------------------------

The Registrant and its Adviser maintain at the Fund's principal office located at One American Square, Indianapolis, Indiana, 46282, physical possession of each account, book or other document, and shareholder records as required by
Section 31(a) of the 1940 Act and rules thereunder. Certain records with respect to the Portfolios of the Fund may be kept by the Fund's custodian.

--------------------------------------------------------------------------------
Item 29:  Management Services
--------------------------------------------------------------------------------

There are no management-related service contracts not discussed in Part A or Part B.

--------------------------------------------------------------------------------
ITEM 30:  Undertakings
--------------------------------------------------------------------------------

Not applicable.

                                   SIGNATURES



Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement (Form N-1A) to be signed on its behalf by the undersigned, duly authorized, in the City of Indianapolis and State of Indiana on the day of January 31, 2003.


                                       OneAmerica Funds, Inc.


                                        ----------------------------------------
                                        By: R. Stephen Radcliffe*, President


By: /s/   John C. Swhear
    -------------------------------------------
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed herewith.

Date:  January 31, 2003


Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



Signature                          Title                         Date
---------                          -----                         ----



---------------------------------  Director, Chairman of the   January 31, 2003
R. Stephen Radcliffe*              Board and President (Chief
                                   Executive Officer)



---------------------------------  Director                    January 31, 2003
Ronald D. Anderson*



---------------------------------  Director                    January 31, 2003
Alpha C. Blackburn*



---------------------------------  Treasurer (Principal        January 31, 2003
Constance E. Lund*                 Financial and Accounting
                                   Officer)



---------------------------------  Director                    January 31, 2003
James W. Murphy*



---------------------------------  Director                    January 31, 2003
Donald J. Stuhldreher*



By:   /s/   John C. Swhear
     -------------------------------------
     John C. Swhear as Attorney-in-fact, pursuant to powers of attorney filed herewith.

Date: January 31, 2003

-

                                  EXHIBIT LIST
 Exhibit No.
in Form N1-A        Exhibit
  Item 23         Numbered As             Name of Exhibit
------------      -----------             ---------------


  Item 23(a)(3)    EX-99                  Form of Articles Supplementary

  Item 23(m)(1)    EX-99                  Form of Rule 12b-1 Plan

  Item 23(m)(2)    EX-99                  Form of Related Agreement

  Item 23(n)       EX-99                  Form of Rule 18f-3 Plan

  Item 23(q)       EX-99                  Powers of Attorney